UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: December 31, 2010

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VARIABLE ACCOUNT FUND, INC.	Table of Contents

Management’s Discussion of Fund Performance:
Davis Value Portfolio	2
Davis Financial Portfolio	4
Davis Real Estate Portfolio	6

Fund Overview:
Davis Value Portfolio	8
Davis Financial Portfolio	10
Davis Real Estate Portfolio	11

Expense Example	13

Schedule of Investments:
Davis Value Portfolio	14
Davis Financial Portfolio	19
Davis Real Estate Portfolio	21

Statements of Assets and Liabilities	24

Statements of Operations	25

Statements of Changes in Net Assets	26

Notes to Financial Statements	28

Financial Highlights:
Davis Value Portfolio	36
Davis Financial Portfolio	37
Davis Real Estate Portfolio	38

Report of Independent Registered Public Accounting Firm	39

Fund Information	40

Matters Submitted to a Vote of Shareholders	41

Directors and Officers	42

This Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Variable Account Fund, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 12.76% for the year ended December 31, 2010. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 15.06%. Every sector1 within the Index registered increases over the year. Consumer discretionary, industrials, and materials were the sectors within Index that increased the most. Health care and utilities were the sectors within the Index that increased the least.

Factors Impacting the Portfolio’s Performance

The Portfolio had more invested in financials than any other sector and they were the most important contributor2 to the Portfolio’s performance. The Portfolio’s financial companies out-performed the corresponding sector within the Index (up 17% versus up 11% for the Index) and had a higher relative average weighting (28% versus 16% for the Index). Berkshire Hathaway3, Wells Fargo, and Julius Baer Group were among the most important contributors to performance. Visa was among the most important detractors from performance.

Consumer staple companies were the second most important contributor to the Portfolio’s performance. The Portfolio’s consumer staple companies out-performed the corresponding sector within the Index (up 18% versus up 14% for the Index) and had a higher relative average weighting (15% versus 11% for the Index). Costco Wholesale was among the most important contributors to performance.

Energy companies made positive contributions to absolute performance, but were the most important reason that the Portfolio lagged the Index. The Portfolio’s energy companies under-performed the corresponding sector within the Index (up 8% versus up 20% for the Index), but had a higher relative average weighting (16% versus 11% for the Index) in this stronger performing sector. Occidental Petroleum and Canadian Natural Resources were among the most important contributors to performance. EOG Resources, Transocean, and China Coal Energy were among the most important detractors from performance.

Industrial companies also made positive contributions to absolute performance, but were the second most important reason that the Portfolio’s performance lagged the Index. The Portfolio’s industrial companies under-performed the corresponding sector within the Index (up 16% versus up 27% for the Index) and had a lower relative average weighting (6% versus 11% for the Index) in this stronger performing sector. China Shipping Development was among the most important detractors from performance.

Other important detractors from the Portfolio’s performance included two information technology companies, Hewlett-Packard and Microsoft. Both companies turned in negative returns for the year despite generally positive returns in both the information technology sector and in the overall market.

The Portfolio had approximately 21% of its net assets invested in foreign companies at December 31, 2010. As a whole, those companies out-performed the domestic companies held by the Portfolio.

Davis Value Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: market risk, company risk, financial services risk, foreign country risk, small- and medium-capitalization risk, fees and expenses risk, and headline risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2000

Average Annual Total Return for periods ended December 31, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	12.76%	1.21%	2.43%	3.14%	0.63%	0.63%
Standard & Poor’s 500® Index	15.06%	2.29%	1.41%	0.99%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 11.10% for the year ended December 31, 2010.  Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 15.06%. The Portfolio’s financial sector holdings out-performed the corresponding sector1 holdings within the Index, but under-performed the Index as a whole.

Factors Impacting the Portfolio’s Performance

The Portfolio’s diversified financial companies were the most important contributor2 to the Portfolio’s performance. The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (up 14% versus up 4% for the Index). Julius Baer Group3, Brookfield Asset Management, Oaktree, and American Express were among the most important contributors to performance. Bank of America, Charles Schwab, and Visa were among the most important detractors from performance.

The Portfolio’s insurance companies under-performed the corresponding industry group within the Index (up 5% versus up 16% for the Index). Loews, Progressive, and Markel were among the top contributors to performance. China Life Insurance was among the most important detractors from performance.

The Portfolio’s banking companies out-performed the corresponding industry group within the Index (up 25% versus up 20% for the Index). Wells Fargo and State Bank of India were among the most important contributors to performance.

The Portfolio had a limited amount of assets invested in other sectors. Overall, those sectors made positive contributions to performance, but detracted relative to the Index. Canadian Natural Resources was among the most important contributors to performance while Sealed Air and D&B Corp. were among the most important detractors from performance. The Portfolio no longer owns Sealed Air.

The Portfolio had approximately 31% of its assets invested in foreign companies at December 31, 2010. As a whole, those companies out-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective.  Davis Financial Portfolio’s principal risks are: market risk, company risk, concentrated financial services portfolio risk, foreign country risk, small- and medium-capitalization risk, fees and expenses risk, focused portfolio risk, and headline risk.  See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2000

Average Annual Total Return for periods ended December 31, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	11.10%	(1.30)%	0.99%	2.59%	0.69%	0.69%
Standard & Poor’s 500® Index	15.06%	2.29%	1.41%	0.99%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns.  This settlement had a material impact on the investment performance of the Portfolio in 2009.  This was a one-time event that is unlikely to be repeated.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 19.70% for the year ended December 31, 2010. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 29.12%. Every sub-industry1 within the Index delivered positive returns. Real estate operating companies, residential REITs, and retail REITs delivered the strongest performances while office REITs, industrial REITs, and diversified REITs delivered the weakest (but still positive) performances.

Factors Impacting the Portfolio’s Performance

Retail REITs were the most important contributor2 to performance. The Portfolio’s retail REITs under-performed the corresponding sub-industry within the Index (up 32% versus up 33% for the Index) and had a lower relative average weighting (13% versus 24% for the Index). Regency Centers3 and CBL & Associates were among the most important contributors to performance.

The Portfolio had more invested in office REITs than in any other sub-industry and they were an important contributor to the Portfolio’s absolute performance.  However, office REITs were the most important detractor relative to the Index. The Portfolio’s office REITs under-performed the corresponding sector within the Index (up 12% versus up 17% for the Index) and had a higher relative average weighting (31% versus 17% for the Index) in this weaker performing sub-industry. Boston Properties and Alexandria Real Estate were among the most important contributors to performance. DuPont Fabros Technology, Coresite Realty, and Corporate Office Properties were among the most important detractors from performance.

Residential REITs were also an important contributor to the Portfolio’s absolute performance, but similar to office REITs, were also an important detractor from performance relative to the Index. The Portfolio’s residential REITs under-performed the corresponding sub-industry within the Index (up 32% versus up 46% for the Index) and had a lower relative average weighting (11% versus 17% for the Index) in this stronger performing sub-industry. Essex Property Trust and American Campus were among the most important contributors to performance.

Forest City Enterprises was the single most important contributor to the Portfolio’s performance. The Portfolio benefited from both its large investment in Forest City Enterprises (approximately 8% at December 31, 2010) together with its strong investment performance (up 42%). Cousins Properties and ProLogis were among the most important detractors from performance. The Portfolio no longer owns Cousins Properties or ProLogis.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income.  There can be no assurance that the Portfolio will achieve its objective.  Davis Real Estate Portfolio’s principal risks are: market risk, company risk, concentrated real estate services portfolio risk, focused portfolio risk, foreign country risk, small- and medium-capitalization risk, fees and expenses risk, and headline risk.  See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies.  Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1   The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index over 10 years for an investment made on December 31, 2000

Average Annual Total Return for periods ended December 31, 2010

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	19.70%	(1.01)%	8.16%	7.95%	0.81%	0.81%
Standard & Poor’s 500® Index	15.06%	2.29%	1.41%	0.99%
Wilshire U.S. Real Estate Securities Index	29.12%	2.32%	10.34%	10.55%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses.  Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO	December 31, 2010

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/10 Net Assets)		(% of 12/31/10 Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	75.86%	Energy	15.61%	12.03%
Common Stock (Foreign)	20.96%	Diversified Financials	13.25%	7.53%
Convertible Bonds (Foreign)	0.21%	Health Care	13.04%	10.91%
Convertible Bonds (U.S.)	0.10%	Insurance	9.07%	3.90%
Short Term Investments	18.49%	Materials	9.06%	3.74%
Other Assets & Liabilities	(15.62)%	Food & Staples Retailing	9.04%	2.36%
	100.00%	Food, Beverage & Tobacco	6.72%	5.87%
		Information Technology	5.07%	18.65%
		Banks	4.72%	3.10%
		Retailing	3.18%	3.71%
		Transportation	2.74%	2.02%
		Commercial & Professional Services	2.53%	0.60%
		Other	2.19%	13.97%
		Automobiles & Components	1.64%	0.87%
		Household & Personal Products	1.14%	2.41%
		Capital Goods	1.00%	8.33%
			100.00%	100.00%

Top 10 Long Term Holdings
(% of Fund’s 12/31/10 Net Assets)

Costco Wholesale Corp.	Food & Staples Retailing	5.01%
Wells Fargo & Co.	Commercial Banks	4.58%
American Express Co.	Consumer Finance	4.28%
CVS Caremark Corp.	Food & Staples Retailing	3.77%
EOG Resources, Inc.	Energy	3.38%
Occidental Petroleum Corp.	Energy	3.28%
Loews Corp.	Multi-line Insurance	3.05%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	2.95%
Devon Energy Corp.	Energy	2.95%
Canadian Natural Resources Ltd.	Energy	2.94%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2010

New Positions Added (01/01/10-12/31/10)
(Highlighted positions are those greater than 0.50% of Fund’s 12/31/10 net assets)

Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/10 Net Assets
Air Products and Chemicals, Inc.	Materials	08/24/10	0.26%
America Movil SAB de C.V., Series L, ADR	Telecommunication Services	04/21/10	0.32%
Aon Corp.	Insurance Brokers	07/12/10	0.13%
Baxter International Inc.	Health Care Equipment & Services	04/22/10	0.61%
Charles Schwab Corp.	Capital Markets	08/31/10	0.06%
Fairfax Financial Holdings Ltd., 144A	Multi-line Insurance	02/23/10	0.22%
Kraft Foods Inc., Class A	Food, Beverage & Tobacco	12/17/10	0.29%
Lockheed Martin Corp.	Capital Goods	09/20/10	0.63%
Nestle S.A.	Food, Beverage & Tobacco	03/09/10	0.18%
Praxair, Inc.	Materials	05/21/10	0.22%
Roche Holding AG - Genusschein	Pharmaceuticals, Biotechnology &
	Life Sciences	07/16/10	0.93%
Schlumberger Ltd.	Energy	06/07/10	0.23%
Unilever NV, NY Shares	Food, Beverage & Tobacco	02/09/10	0.40%

Positions Closed (01/01/10-12/31/10)
(Gains and losses greater than $1,000,000 are highlighted)

Security	Industry	Date of Final Sale	Realized Gain (Loss)
ABB Ltd., ADR	Capital Goods	12/01/10	$461,458
AES Corp.	Utilities	02/17/10	(15,445)
Amazon.com, Inc.	Retailing	07/13/10	1,639,800
Berkshire Hathaway Inc., Class B	Property & Casualty Insurance	05/07/10	159,903
Cardinal Health, Inc.	Health Care Equipment & Services	07/09/10	382,905
CareFusion Corp.	Health Care Equipment & Services	08/13/10	51,431
Comcast Corp., Special Class A	Media	02/24/10	(440,803)
ConocoPhillips	Energy	07/09/10	864,106
Cosco Pacific Ltd.	Transportation	09/17/10	(695,400)
DIRECTV, Class A	Media	01/21/10	1,491,847
Garmin Ltd.	Consumer Durables & Apparel	01/04/10	4,522
H&R Block, Inc.	Consumer Services	09/10/10	(140,129)
Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	Automobiles & Components	12/08/10	564,023
Hartford Financial Services Group, Inc.	Multi-line Insurance	01/13/10	1,192,361
Laboratory Corp. of America Holdings	Health Care Equipment & Services	05/28/10	487,432
Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	Telecommunication Services	05/27/10	26,720
News Corp., Class A	Media	09/24/10	(754,990)
PACCAR Inc.	Capital Goods	06/10/10	436,101
Principal Financial Group, Inc.	Life & Health Insurance	02/01/10	(23,370)
UnitedHealth Group Inc.	Health Care Equipment & Services	01/05/10	99,533
United Parcel Service, Inc., Class B	Transportation	07/23/10	320,294
Walt Disney Co.	Media	10/05/10	1,970,493

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS FINANCIAL PORTFOLIO	December 31, 2010

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/10 Net Assets)		(% of 12/31/10 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	67.63%	Diversified Financials	41.41%	7.53%
Common Stock (Foreign)	30.70%	Insurance	31.71%	3.90%
Short Term Investments	1.21%	Banks	17.39%	3.10%
Other Assets & Liabilities	0.46%	Energy	6.77%	12.03%
	100.00%	Commercial & Professional Services	2.72%	0.60%
		Information Technology	–	18.65%
		Health Care	–	10.91%
		Capital Goods	–	8.33%
		Food, Beverage & Tobacco	–	5.87%
		Other	–	29.08%
			100.00%	100.00%

Top 10 Long Term Holdings
(% of Fund’s 12/31/10 Net Assets)

Transatlantic Holdings, Inc.	Reinsurance	8.82%
State Bank of India Ltd., GDR	Commercial Banks	8.01%
American Express Co.	Consumer Finance	7.80%
Loews Corp.	Multi-line Insurance	7.02%
Wells Fargo & Co.	Commercial Banks	6.68%
Canadian Natural Resources Ltd.	Energy	6.66%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	5.46%
Julius Baer Group Ltd.	Capital Markets	5.34%
Bank of New York Mellon Corp.	Capital Markets	5.21%
Markel Corp.	Property & Casualty Insurance	4.91%

New Positions Added (01/01/10-12/31/10)
(Highlighted positions are those greater than 0.30% of Fund’s 12/31/10 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/10 Net Assets
SKBHC Holdings LLC	Commercial Banks	11/08/10	0.48%
U.S. Bancorp	Commercial Banks	02/11/10	0.47%

Positions Closed (01/01/10-12/31/10)
(Gains greater than $500,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain
FPIC Insurance Group, Inc.	Property & Casualty Insurance	05/19/10	$610,195
JPMorgan Chase & Co.	Diversified Financial Services	04/08/10	395,944
Sealed Air Corp.	Materials	02/01/10	250,135

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS REAL ESTATE PORTFOLIO	December 31, 2010

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/10 Net Assets)		(% of 12/31/10 Long Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock	85.08%
Preferred Stock	7.86%		Fund
Convertible Bonds	2.68%	Office REITs	34.98%	15.55%
Short Term Investments	4.19%	Residential REITs	11.74%	17.14%
Other Assets & Liabilities	0.19%	Retail REITs	10.42%	24.36%
	100.00%	Real Estate Operating Companies	10.27%	2.24%
		Specialized REITs	9.96%	25.88%
		Telecommunication Services	8.71%	–
		Other	7.81%	8.83%
		Industrial REITs	6.11%	6.00%
			100.00%	100.00%

Top 10 Long Term Holdings
(% of Fund’s 12/31/10 Net Assets)

Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	7.51%
American Campus Communities, Inc.	Residential REITs	5.73%
Alexandria Real Estate Equities, Inc.	Office REITs	5.39%
DuPont Fabros Technology Inc.	Office REITs	4.44%
Essex Property Trust, Inc.	Residential REITs	3.97%
Regency Centers Corp.	Retail REITs	3.94%
Alexander & Baldwin, Inc.	Transportation	3.44%
Ventas, Inc.	Specialized REITs	3.29%
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	Office REITs	3.26%
Crown Castle International Corp.	Telecommunication Services	3.01%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	December 31, 2010

New Positions Added (01/01/10-12/31/10)
(Highlighted positions are those greater than 3.00% Fund’s of 12/31/10 net assets)

Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/10 Net Assets
American Tower Corp., Class A	Telecommunication Services	01/11/10	2.52%
AvalonBay Communities, Inc.	Residential REITs	01/20/10	–
Brookdale Senior Living Inc.	Real Estate Operating Companies	10/22/10	1.86%
CB Richard Ellis Group, Inc., Class A	Real Estate Services	10/26/10	1.14%
Coresite Realty Corp.	Office REITs	09/22/10	2.93%
Crown Castle International Corp.	Telecommunication Services	01/11/10	3.01%
DuPont Fabros Technology Inc.	Office REITs	05/13/10	4.44%
EastGroup Properties, Inc.	Industrial REITs	09/13/10	2.19%
Entertainment Properties Trust	Specialized REITs	01/22/10	2.93%
Highwoods Properties, Inc.	Office REITs	04/22/10	2.65%
SBA Communications Corp., Class A	Telecommunication Services	01/11/10	2.80%
Toll Brothers, Inc.	Homebuilding	08/26/10	0.63%
UDR, Inc.	Residential REITs	04/22/10	1.52%

Positions Closed (01/01/10-12/31/10)
(Gains and losses greater than $200,000 are highlighted)

Security	Industry	Date of Final Sale	Realized Gain (Loss)
AvalonBay Communities, Inc.	Residential REITs	04/21/10	$158,182
Brookfield Asset Management Inc., Class A	Capital Markets	03/03/10	(44,148)
CBL & Associates Properties, Inc.	Retail REITs	10/29/10	303,225
Cousins Properties, Inc.	Diversified REITs	07/19/10	(903,447)
Digital Realty Trust, Inc., 8.50%, Series A	Office REITs	08/24/10	53,750
Equity Residential	Residential REITs	12/17/10	52,251
Host Hotels & Resorts Inc.	Specialized REITs	04/15/10	132,235
Macerich Co.	Retail REITs	01/07/10	16,340
ProLogis	Industrial REITs	01/28/10	107,017
ProLogis, Conv. Sr. Notes, 2.25%, 04/01/37	Industrial REITs	05/26/10	213,214

DAVIS VARIABLE ACCOUNT FUND, INC.	Expense Example

Example

As a shareholder of each Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended December 31, 2010. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/10)	Ending Account Value (12/31/10)	Expenses Paid During Period* (07/01/10-12/31/10)
Davis Value Portfolio
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,214.64	$3.52
Hypothetical	$1,000.00	$1,022.03	$3.21

Davis Financial Portfolio
(annualized expense ratio 0.69%**)
Actual	$1,000.00	$1,194.81	$3.82
Hypothetical	$1,000.00	$1,021.73	$3.52

Davis Real Estate Portfolio
(annualized expense ratio 0.79%**)
Actual	$1,000.00	$1,150.65	$4.28
Hypothetical	$1,000.00	$1,021.22	$4.02

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (96.82%)
CONSUMER DISCRETIONARY – (5.51%)
Automobiles & Components – (1.60%)
Harley-Davidson, Inc.	217,500	$7,540,725
Consumer Durables & Apparel – (0.23%)
Hunter Douglas NV (Netherlands)	20,299	1,073,358
Media – (0.59%)
Grupo Televisa S.A., ADR (Mexico)*	86,400	2,240,352
Liberty Media - Starz, Series A *	8,506	566,202
		2,806,554

Retailing – (3.09%)
Bed Bath & Beyond Inc. *	166,105	8,163,230
CarMax, Inc. *	145,340	4,633,439
Liberty Media Corp. - Interactive, Series A *	115,034	1,812,936
		14,609,605

	Total Consumer Discretionary	26,030,242
CONSUMER STAPLES – (16.42%)
Food & Staples Retailing – (8.78%)
Costco Wholesale Corp.	327,640	23,663,799
CVS Caremark Corp.	512,678	17,825,814
		41,489,613

Food, Beverage & Tobacco – (6.53%)
Coca-Cola Co.	93,710	6,163,307
Diageo PLC, ADR (United Kingdom)	92,433	6,870,545
Heineken Holding NV (Netherlands)	128,621	5,590,274
Hershey Co.	11,520	543,168
Kraft Foods Inc., Class A	44,000	1,386,440
Mead Johnson Nutrition Co.	36,465	2,269,946
Nestle S.A. (Switzerland)	14,600	854,920
Philip Morris International Inc.	90,990	5,325,645
Unilever NV, NY Shares (Netherlands)	59,700	1,874,580
		30,878,825

Household & Personal Products – (1.11%)
Natura Cosmeticos S.A. (Brazil)	31,800	913,580
Procter & Gamble Co.	67,240	4,325,549
		5,239,129

	Total Consumer Staples	77,607,567
ENERGY – (15.16%)
Canadian Natural Resources Ltd. (Canada)	312,850	13,896,797
China Coal Energy Co. - H (China)	2,607,900	4,073,166
Devon Energy Corp.	177,330	13,922,178
EOG Resources, Inc.	174,780	15,976,640
Occidental Petroleum Corp.	158,160	15,515,496
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	291,600	3,513,253
Schlumberger Ltd.	13,200	1,102,200
Transocean Ltd. *	52,604	3,656,504
	Total Energy	71,656,234

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (27.15%)
Banks – (4.58%)
Commercial Banks – (4.58%)
Wells Fargo & Co.	698,824	$21,656,556
Diversified Financials – (12.87%)
Capital Markets – (7.83%)
Ameriprise Financial, Inc.	82,620	4,754,781
Bank of New York Mellon Corp.	442,400	13,360,480
Brookfield Asset Management Inc., Class A (Canada)	112,600	3,748,454
Charles Schwab Corp.	17,300	296,003
GAM Holding Ltd. (Switzerland)*	100,360	1,658,355
Goldman Sachs Group, Inc.	16,660	2,801,546
Julius Baer Group Ltd. (Switzerland)	221,460	10,374,276
		36,993,895

Consumer Finance – (4.28%)
American Express Co.	471,019	20,216,135
Diversified Financial Services – (0.76%)
JPMorgan Chase & Co.	11,368	482,231
Moody's Corp.	69,730	1,850,634
Visa Inc., Class A	18,200	1,280,916
		3,613,781
		60,823,811

Insurance – (8.80%)
Insurance Brokers – (0.13%)
Aon Corp.	13,620	626,656
Multi-line Insurance – (3.71%)
Fairfax Financial Holdings Ltd. (Canada)	5,130	2,096,323
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	2,490	1,024,223
Loews Corp.	370,390	14,411,875
		17,532,421

Property & Casualty Insurance – (3.92%)
Berkshire Hathaway Inc., Class A *	56	6,745,200
Markel Corp. *	1,390	525,601
Progressive Corp. (Ohio)	566,320	11,252,778
		18,523,579

Reinsurance – (1.04%)
Transatlantic Holdings, Inc.	95,807	4,945,558
		41,628,214

Real Estate – (0.90%)
Hang Lung Group Ltd. (Hong Kong)	643,000	4,235,488
	Total Financials	128,344,069
HEALTH CARE – (12.66%)
Health Care Equipment & Services – (3.47%)
Baxter International Inc.	57,051	2,887,922
Becton, Dickinson and Co.	60,760	5,135,435
Express Scripts, Inc. *	155,660	8,411,866
		16,435,223

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (9.19%)
Agilent Technologies, Inc. *	110,280	$4,568,900
Johnson & Johnson	189,780	11,737,893
Merck & Co., Inc.	386,585	13,932,524
Pfizer Inc.	502,140	8,792,472
Roche Holding AG - Genusschein (Switzerland)	30,100	4,410,374
		43,442,163

	Total Health Care	59,877,386
INDUSTRIALS – (6.09%)
Capital Goods – (0.97%)
Lockheed Martin Corp.	42,590	2,977,467
Tyco International Ltd.	39,504	1,637,046
		4,614,513

Commercial & Professional Services – (2.46%)
D&B Corp.	46,900	3,850,021
Iron Mountain Inc.	310,867	7,774,784
		11,624,805

Transportation – (2.66%)
China Merchants Holdings International Co., Ltd. (China)	1,561,055	6,165,653
China Shipping Development Co. Ltd. - H (China)	1,129,000	1,504,791
Kuehne & Nagel International AG (Switzerland)	32,464	4,513,711
LLX Logistica S.A. (Brazil)*	76,670	218,463
PortX Operacoes Portuarias S.A. (Brazil)*	76,670	171,353
		12,573,971

	Total Industrials	28,813,289
INFORMATION TECHNOLOGY – (4.92%)
Semiconductors & Semiconductor Equipment – (1.73%)
Texas Instruments Inc.	251,600	8,177,000
Software & Services – (2.43%)
Activision Blizzard, Inc.	215,200	2,676,012
Google Inc., Class A *	8,230	4,888,003
Microsoft Corp.	140,410	3,918,843
		11,482,858

Technology Hardware & Equipment – (0.76%)
Hewlett-Packard Co.	85,831	3,613,485
	Total Information Technology	23,273,343

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2010

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (8.59%)
Air Products and Chemicals, Inc.	13,420	$1,220,549
BHP Billiton PLC (United Kingdom)	95,530	3,799,479
Martin Marietta Materials, Inc.	42,380	3,909,131
Monsanto Co.	80,600	5,612,984
Potash Corp. of Saskatchewan Inc. (Canada)	10,054	1,556,661
Praxair, Inc.	10,800	1,031,076
Rio Tinto PLC (United Kingdom)	52,005	3,637,697
Sealed Air Corp.	429,975	10,942,864
Sino-Forest Corp. (Canada)*	314,550	7,367,866
Sino-Forest Corp., 144A (Canada)*(a)(b)	8,900	208,469
Vulcan Materials Co.	29,790	1,321,484
	Total Materials	40,608,260
TELECOMMUNICATION SERVICES – (0.32%)
America Movil SAB de C.V., Series L, ADR (Mexico)	26,280	1,506,895
	Total Telecommunication Services	1,506,895

TOTAL COMMON STOCK – (Identified cost $290,238,207)		457,717,285

CONVERTIBLE BONDS – (0.31%)
MATERIALS – (0.21%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada)(b)	$736,000	994,980
	Total Materials	994,980
TELECOMMUNICATION SERVICES – (0.10%)
Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	400,000	450,000
	Total Telecommunication Services	450,000

TOTAL CONVERTIBLE BONDS – (Identified cost $1,136,000)		1,444,980

SHORT TERM INVESTMENTS – (18.49%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.25%, 01/03/11, dated 12/31/10, repurchase value of $16,808,350 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.104%-6.50%, 06/01/25-12/01/40, total market value $17,144,160)	16,808,000	16,808,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.16%, 01/03/11, dated 12/31/10, repurchase value of $20,170,269 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 12/01/25-01/01/41, total market value $20,573,400)	20,170,000	20,170,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.24%, 01/03/11, dated 12/31/10, repurchase value of $50,426,009 (collateralized by: U.S. Government agency obligations in a pooled cash account, 3.125%-7.50%, 01/31/12-05/15/37, total market value $51,433,500)	50,425,000	50,425,000

TOTAL SHORT TERM INVESTMENTS – (Identified cost $87,403,000)		87,403,000

Total Investments – (115.62%) – (Identified cost $378,777,207) – (c)	546,565,265
Liabilities Less Other Assets – (15.62%)	(73,831,055)
Net Assets – (100.00%)	$472,734,210

ADR: American Depositary Receipt

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2010

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $1,232,692 or 0.26% of the Fund's net assets as of December 31, 2010.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(c)	Aggregate cost for federal income tax purposes is $381,345,068. At December 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$166,674,172
	Unrealized depreciation	(1,453,975)
	Net unrealized appreciation	$165,220,197

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (98.33%)
ENERGY – (6.66%)
Canadian Natural Resources Ltd. (Canada)	123,500	$5,485,870
	Total Energy	5,485,870
FINANCIALS – (89.00%)
Banks – (17.10%)
Commercial Banks – (17.10%)
Banco Santander Brasil S.A., ADS (Brazil)	20,000	272,000
ICICI Bank Ltd., ADR (India)	18,400	931,776
SKBHC Holdings LLC *(a)	122	395,726
State Bank of India Ltd., GDR (India)	50,948	6,597,766
U.S. Bancorp	14,500	391,065
Wells Fargo & Co.	177,500	5,500,725
		14,089,058

Diversified Financials – (40.72%)
Capital Markets – (21.96%)
Ameriprise Financial, Inc.	19,340	1,113,017
Bank of New York Mellon Corp.	142,100	4,291,420
Brookfield Asset Management Inc., Class A (Canada)	96,700	3,219,143
Charles Schwab Corp.	20,100	343,911
GAM Holding Ltd. (Switzerland) *	63,810	1,054,401
Goldman Sachs Group, Inc.	19,520	3,282,483
Julius Baer Group Ltd. (Switzerland)	93,910	4,399,206
T. Rowe Price Group Inc.	6,060	391,052
		18,094,633

Consumer Finance – (8.31%)
American Express Co. (b)	149,800	6,429,416
First Marblehead Corp. *	194,994	423,137
		6,852,553

Diversified Financial Services – (10.45%)
Bank of America Corp.	14,486	193,243
Cielo S.A. (Brazil)	69,500	563,117
Moody's Corp.	47,100	1,250,034
Oaktree Capital Group LLC, Class A (a)	126,700	4,497,850
RHJ International (Belgium) *	62,000	513,674
Visa Inc., Class A	22,600	1,590,588
		8,608,506
		33,555,692

Insurance – (31.18%)
Life & Health Insurance – (2.74%)
China Life Insurance Co., Ltd., ADR (China)	36,933	2,259,192
Multi-line Insurance – (7.02%)
Loews Corp. (b)	148,600	5,782,026
Property & Casualty Insurance – (9.80%)
ACE Ltd.	15,500	964,875
Markel Corp. *	10,700	4,045,991
Progressive Corp. (Ohio)	154,100	3,061,967
		8,072,833

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	December 31, 2010

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (11.62%)
Everest Re Group, Ltd.	27,300	$2,315,586
Transatlantic Holdings, Inc.	140,737	7,264,844
		9,580,430
		25,694,481
	Total Financials	73,339,231
INDUSTRIALS – (2.67%)
Commercial & Professional Services – (2.67%)
D&B Corp.	26,800	2,200,012
	Total Industrials	2,200,012

TOTAL COMMON STOCK – (Identified cost $58,783,844)		81,025,113

SHORT TERM INVESTMENTS – (1.21%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.25%, 01/03/11, dated 12/31/10, repurchase value of $191,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.104%-6.50%, 06/01/25-12/01/40, total market value $194,820)	$191,000	191,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.16%, 01/03/11, dated 12/31/10, repurchase value of $230,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 12/01/25-01/01/41, total market value $234,600)	230,000	230,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.24%, 01/03/11, dated 12/31/10, repurchase value of $574,011 (collateralized by: U.S. Government agency obligations in a pooled cash account, 3.125%-7.50%, 01/31/12-05/15/37, total market value $585,480)	574,000	574,000

TOTAL SHORT TERM INVESTMENTS – (Identified cost $995,000)		995,000

Total Investments – (99.54%) – (Identified cost $59,778,844) – (c)		82,020,113
Other Assets Less Liabilities – (0.46%)		382,458
	Net Assets – (100.00%)	$82,402,571

ADR: American Depositary Receipt

ADS: American Depositary Share

GDR: Global Depositary Receipt

* Non-Income producing security.

(a) Restricted Security – See Note 7 of the Notes to Financial Statements.

(b) A portion of these securities is pledged to cover unfunded capital commitments at December 31, 2010.

(c) Aggregate cost for federal income tax purposes is $60,471,943. At December 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation		$26,696,204
Unrealized depreciation		(5,148,034)
	Net unrealized appreciation	$21,548,170

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (85.08%)
CONSUMER DISCRETIONARY – (0.63%)
Consumer Durables & Apparel – (0.63%)
Homebuilding – (0.63%)
Toll Brothers, Inc. *	8,400	$159,600
Total Consumer Discretionary		159,600
FINANCIALS – (72.68%)
Real Estate – (72.68%)
Real Estate Investment Trusts (REITs) – (62.18%)
Diversified REITs – (2.27%)
Vornado Realty Trust	6,870	572,477
Industrial REITs – (4.72%)
DCT Industrial Trust Inc.	120,000	637,200
EastGroup Properties, Inc.	13,100	554,392
		1,191,592

Office REITs – (25.26%)
Alexandria Real Estate Equities, Inc.	18,600	1,362,636
Boston Properties, Inc.	6,500	559,650
Coresite Realty Corp.	54,200	739,288
Corporate Office Properties Trust	17,490	611,276
Digital Realty Trust, Inc.	11,800	608,172
Douglas Emmett, Inc.	42,800	710,480
DuPont Fabros Technology Inc.	52,800	1,123,056
Highwoods Properties, Inc.	21,000	668,850
		6,383,408

Residential REITs – (11.22%)
American Campus Communities, Inc.	45,600	1,448,256
Essex Property Trust, Inc.	8,790	1,003,994
UDR, Inc.	16,300	383,376
		2,835,626

Retail REITs – (9.19%)
Federal Realty Investment Trust	4,150	323,409
Regency Centers Corp.	23,600	996,864
Simon Property Group, Inc.	6,292	625,991
Taubman Centers, Inc.	7,460	376,581
		2,322,845

Specialized REITs – (9.52%)
Cogdell Spencer, Inc.	69,583	403,581
Entertainment Properties Trust	16,000	740,000
LaSalle Hotel Properties	16,400	432,960
Ventas, Inc.	15,820	830,234
		2,406,775
		15,712,723

Real Estate Management & Development – (10.50%)
Real Estate Operating Companies – (9.36%)
Brookdale Senior Living Inc. *	21,900	468,879
Forest City Enterprises, Inc., Class A *	113,680	1,897,319
		2,366,198

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	December 31, 2010

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
Real Estate Services – (1.14%)
CB Richard Ellis Group, Inc., Class A *	14,000	$286,720
		2,652,918
		18,365,641
	Total Financials	18,365,641
INDUSTRIALS – (3.44%)
Transportation – (3.44%)
Alexander & Baldwin, Inc.	21,700	868,651
	Total Industrials	868,651
TELECOMMUNICATION SERVICES – (8.33%)
American Tower Corp., Class A *	12,300	635,172
Crown Castle International Corp. *	17,350	760,450
SBA Communications Corp., Class A *	17,300	708,435
	Total Telecommunication Services	2,104,057

TOTAL COMMON STOCK – (Identified cost $17,692,295)		21,497,949

PREFERRED STOCK – (7.86%)
FINANCIALS – (7.86%)
Real Estate – (7.86%)
Real Estate Investment Trusts (REITs) – (7.86%)
Industrial REITs – (1.13%)
AMB Property Corp., 6.75%, Series M	11,900	285,243
Office REITs – (5.95%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	33,272	823,482
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	5,700	181,510
SL Green Realty Corp., 7.625%, Series C	19,930	499,495
		1,504,487

Retail REITs – (0.78%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	195,843
	Total Financials	1,985,573

TOTAL PREFERRED STOCK – (Identified cost $940,569)		1,985,573

CONVERTIBLE BONDS – (2.68%)
FINANCIALS – (2.68%)
Real Estate – (2.68%)
Real Estate Investment Trusts (REITs) – (2.23%)
Office REITs – (2.23%)
Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	461,820
SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	104,000	102,180
		564,000

Real Estate Management & Development – (0.45%)
Real Estate Operating Companies – (0.45%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	114,100
	Total Financials	678,100

TOTAL CONVERTIBLE BONDS – (Identified cost $526,554)		678,100

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	December 31, 2010

	Principal	Value (Note 1)
SHORT TERM INVESTMENTS – (4.19%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.25%, 01/03/11, dated 12/31/10, repurchase value of $203,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.104%-6.50%, 06/01/25-12/01/40, total market value $207,060)	$203,000	$203,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.16%, 01/03/11, dated 12/31/10, repurchase value of $245,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 12/01/25-01/01/41, total market value $249,900)	245,000	245,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.24%, 01/03/11, dated 12/31/10, repurchase value of $612,012 (collateralized by: U.S. Government agency obligations in a pooled cash account, 3.125%-7.50%, 01/31/12-05/15/37, total market value $624,240)	612,000	612,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,060,000)	1,060,000

	Total Investments – (99.81%) – (Identified cost $20,219,418) – (b)	25,221,622
	Other Assets Less Liabilities – (0.19%)	47,664
	Net Assets – (100.00%)	$25,269,286

* Non-Income producing security.

(a)         These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $564,000 or 2.23% of the Fund's net assets as of December 31, 2010.

(b) Aggregate cost for federal income tax purposes is $21,614,504 At December 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$4,821,698
	Unrealized depreciation	(1,214,580)
	Net unrealized appreciation	$3,607,118

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Assets and Liabilities
At December 31, 2010

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$546,565,265	$82,020,113	$25,221,622
Cash	6,081	2,061	3,922
Receivables:
Capital stock sold	57,661	4,968	15,397
Dividends and interest	551,202	27,530	118,423
Investment securities sold	260,909	455,691	–
Prepaid expenses	7,862	1,235	466
Total assets	547,448,980	82,511,598	25,359,830
LIABILITIES:
Payables:
Capital stock redeemed	74,260,411	43,757	51,460
Investment securities purchased	132,874	–	–
Accrued audit fees	13,900	12,100	12,100
Accrued management fees	260,962	39,439	13,924
Other accrued expenses	46,623	13,731	13,060
Total liabilities	74,714,770	109,027	90,544

NET ASSETS	$472,734,210	$82,402,571	$25,269,286

SHARES OUTSTANDING	39,497,648	7,488,987	2,908,309

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.97	$11.00	$8.69

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$39,498	$7,489	$2,908

Additional paid-in capital	316,660,454	71,670,142	35,769,746

Undistributed (overdistributed) net investment income	(1,425,334)	853,377	(1,276)

Accumulated net realized losses from investments	(10,336,998)	(12,370,712)	(15,503,918)

Net unrealized appreciation on investments and foreign currency transactions	167,796,590	22,242,275	5,001,826
Net Assets	$472,734,210	$82,402,571	$25,269,286

*Including:
Cost of investments	$378,777,207	$59,778,844	$20,219,418

Cost and market value of repurchase agreements (if greater than 10% of net assets)	87,403,000	–	–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Operations
For the year ended December 31, 2010

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$8,019,447	$1,356,663	$559,207
Interest	482,376	3,219	33,745
Total income	8,501,823	1,359,882	592,952

Expenses:
Management fees (Note 3)	2,827,394	445,386	136,388
Custodian fees	104,315	27,465	18,305
Transfer agent fees	17,703	8,350	5,651
Audit fees	20,400	18,000	18,000
Legal fees	15,100	2,384	720
Accounting fees (Note 3)	6,750	2,004	2,004
Reports to shareholders	95,000	24,150	5,800
Directors’ fees and expenses	114,072	20,397	8,410
Registration and filing fees	303	49	15
Miscellaneous	16,819	7,782	6,761
Total expenses	3,217,856	555,967	202,054
Expenses paid indirectly (Note 4)	(14)	(3)	(2)
Net expenses	3,217,842	555,964	202,052
Net investment income	5,283,981	803,918	390,900

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	31,050,561	1,263,561	167,089
Foreign currency transactions	(62)	(12,825)	–
Net realized gain	31,050,499	1,250,736	167,089
Net increase in unrealized appreciation	28,380,743	6,094,685	3,843,814
Net realized and unrealized gain on investments and foreign currency transactions	59,431,242	7,345,421	4,010,903
Net increase in net assets resulting from operations	$64,715,223	$8,149,339	$4,401,803

*Net of foreign taxes withheld as follows	$121,773	$27,900	$395

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2010

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$5,283,981	$803,918	$390,900

Net realized gain from investments and foreign currency transactions	31,050,499	1,250,736	167,089

Net increase in unrealized appreciation on investments and foreign currency transactions	28,380,743	6,094,685	3,843,814
Net increase in net assets resulting from operations	64,715,223	8,149,339	4,401,803

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,868,898)	(650,801)	(470,072)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(104,516,079)	(12,933,188)	(2,228,798)
Total increase (decrease) in net assets	(46,669,754)	(5,434,650)	1,702,933

NET ASSETS:
Beginning of year	519,403,964	87,837,221	23,566,353
End of year*	$472,734,210	$82,402,571	$25,269,286

*Including undistributed (overdistributed) net investment income of	$(1,425,334)	$853,377	$(1,276)

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2009

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$3,837,745	$489,320	$523,044

Net realized loss from investments and foreign currency transactions	(40,978,639)	(8,123,742)	(12,772,190)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	155,373,588	34,312,747	17,711,950
Net increase in net assets resulting from operations	118,232,694	26,678,325	5,462,804

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,982,003)	(629,608)	(513,936)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	72,001,466	4,467,751	(713,924)
Total increase in net assets	186,252,157	30,516,468	4,234,944

NET ASSETS:
Beginning of year	333,151,807	57,320,753	19,331,409
End of year*	$519,403,964	$87,837,221	$23,566,353

*Including undistributed net investment income of	$126,666	$478,082	$7,288

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “Funds”).  Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies.  Davis Real Estate Portfolio is registered under the 40 Act, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Funds.  The Funds account separately for the assets, liabilities, and operations of each series.  The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of December 31, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$26,030,242	$–	$159,600
Consumer staples	77,607,567	–	–
Energy	71,656,234	5,485,870	–
Financials	128,344,069	68,445,655	20,169,704
Health care	59,877,386	–	–
Industrials	28,813,289	2,200,012	868,651
Information technology	23,273,343	–	–
Materials	40,608,260	–	–
Telecommunication services	1,506,895	–	2,104,057
Total Level 1	457,717,285	76,131,537	23,302,012

Level 2 – Other Significant Observable Inputs:
Convertible debt securities	1,444,980	–	678,100
Equity securities:
Financials	–	4,497,850	181,510
Short-term securities	87,403,000	995,000	1,060,000
Total Level 2	88,847,980	5,492,850	1,919,610

Level 3 – Significant Unobservable Inputs:
Equity securities:
Financials	–	395,726	–
Total	$546,565,265	$82,020,113	$25,221,622

Level 2 to Level 1 transfers*:
Consumer discretionary	$1,073,358	$–	$–
Consumer staples	5,590,274	–	–
Energy	4,073,166	–	–
Financials	5,893,843	8,165,841	–
Industrials	12,184,155	–	–
Materials	7,437,176	–	–
Total	$36,251,972	$8,165,841	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the year ended December 31, 2010.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended December 31, 2010:

Davis Financial Portfolio
Investment Securities:
Beginning balance	$–
Change in unrealized appreciation (depreciation)	(213,086)
Net purchases (sales)	608,812
Ending balance	$395,726

The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.  Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2010, no provision for income tax would be required in the Funds’ financial statements.  The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007.  The Funds have available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Expiring
12/31/2016	$–	$3,410,000	$2,447,000
12/31/2017	9,111,000	8,268,000	11,662,000
Total	$9,111,000	$11,678,000	$14,109,000

Utilized in 2010	$21,334,000	$1,329,000	$138,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending December 31, 2011.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  Accordingly, during the year ended December 31, 2010, for Davis Value Portfolio, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $32,917 and a corresponding increase in accumulated net realized losses from investments and foreign currency transactions; for Davis Financial Portfolio, amounts have been reclassified to reflect an increase in undistributed net investment income of $222,178, an increase in accumulated net realized losses from investments and foreign currency transactions of $222,132, and a decrease in paid in capital of $46; for Davis Real Estate Portfolio, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $70,608 and a corresponding decrease in paid in capital.  The Funds’ net assets have not been affected by these reclassifications.

The tax character of distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Davis Value Portfolio
2010	$6,868,898	$–	$–	$6,868,898
2009	3,982,003	–	–	3,982,003

Davis Financial Portfolio
2010	650,801	–	–	650,801
2009	629,608	–	–	629,608

Davis Real Estate Portfolio
2010	470,072	–	–	470,072
2009	513,936	–	–	513,936

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Undistributed (overdistributed) net investment income	$(57,474)	$857,441	$–
Accumulated net realized losses from investments and foreign currency transactions	(9,111,145)	(11,677,614)	(14,108,832)
Net unrealized appreciation on investments	165,228,729	21,549,176	3,606,740
Total	$156,060,110	$10,729,003	$(10,502,092)

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

Unfunded Captial Commitments - Unfunded capital commitments represent agreements which obligate a fund to meet capital calls in the future. Payments would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined. Unfunded capital commitments are recorded when capital calls are requested. As of December 31, 2010, unfunded capital commitments in Davis Financial Portfolio amounted to $1,291,188.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2010 were as follows:

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Cost of purchases	$100,313,108	$1,369,704	$9,875,366
Proceeds of sales	198,766,570	14,702,556	10,533,846

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate for each Fund is 0.55% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the year ended December 31, 2010 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $6,750, $2,004, and $2,004, respectively.  Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $14, $3, and $2 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the year ended December 31, 2010.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 5 - CAPITAL STOCK

At December 31, 2010, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2010
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	5,615,497	1,402,090	352,772
Shares issued in reinvestment of distributions	573,843	59,325	58,913
	6,189,340	1,461,415	411,685
Shares redeemed	(14,994,784)	(2,770,797)	(690,084)
Net decrease	(8,805,444)	(1,309,382)	(278,399)

Proceeds from shares sold	$58,765,835	$14,260,345	$2,867,737
Proceeds from shares issued in reinvestment of distributions	6,868,898	650,801	470,072
	65,634,733	14,911,146	3,337,809
Cost of shares redeemed	(170,150,812)	(27,844,334)	(5,566,607)
Net decrease	$(104,516,079)	$(12,933,188)	$(2,228,798)

	Year ended December 31, 2009
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	16,029,614	3,303,661	708,612
Shares issued in reinvestment of distributions	368,022	63,087	102,105
	16,397,636	3,366,748	810,717
Shares redeemed	(8,410,774)	(2,616,379)	(956,040)
Net increase (decrease)	7,986,862	750,369	(145,323)

Proceeds from shares sold	$142,471,775	$26,457,753	$4,050,873
Proceeds from shares issued in reinvestment of distributions	3,982,003	629,608	513,936
	146,453,778	27,087,361	4,564,809
Cost of shares redeemed	(74,452,312)	(22,619,610)	(5,278,733)
Net increase (decrease)	$72,001,466	$4,467,751	$(713,924)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Funds had no borrowings during the year ended December 31, 2010.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value.  The aggregate value of restricted securities in Davis Value Portfolio amounted to $2,227,672 or 0.47% of the Fund’s net assets as of December 31, 2010.  The aggregate value of restricted securities in Davis Financial Portfolio amounted to $4,893,576 or 5.94% of the Fund’s net assets as of December 31, 2010.

Information regarding restricted securities is as follows:

Fund	Security	Acquisition Date	Principal	Shares/ Units	Cost per Share/Unit	Valuation per Share/Unit as of December 31, 2010

Davis Value Portfolio	Fairfax Financial Holdings Ltd., 144A	02/23/10	NA	2,490	$355.00	$411.33

Davis Value Portfolio	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$135.19

Davis Value Portfolio	Sino-Forest Corp., 144A	12/11/09	NA	8,900	$15.85	$23.42

Davis Financial Portfolio	Oaktree Capital Group LLC, Class A	05/21/07	NA	126,700	$23.84	$35.50

Davis Financial Portfolio	SKBHC Holdings LLC	11/08/10	NA	122	$5,000.01	$3,250.00

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights
DAVIS VALUE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.75	$8.26	$14.48	$14.58	$12.77

Income (Loss) from Investment Operations:
Net Investment Income	0.11	0.08	0.13	0.17	0.11
Net Realized and Unrealized Gains (Losses)	1.26	2.49	(6.00)	0.51	1.81
Total from Investment Operations	1.37	2.57	(5.87)	0.68	1.92

Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.08)	(0.12)	(0.17)	(0.11)
Distributions from Realized Gains	–	–	(0.23)	(0.61)	–
Total Dividends and Distributions	(0.15)	(0.08)	(0.35)	(0.78)	(0.11)
Net Asset Value, End of Period	$11.97	$10.75	$8.26	$14.48	$14.58

Total Returna	12.76%	31.16%	(40.32)%	4.64%	15.00%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$472,734	$519,404	$333,152	$658,699	$771,828
Ratio of Expenses to Average Net Assets:
Gross	0.63%	0.71%	0.82%	0.81%	0.81%
Netb	0.63%	0.71%	0.82%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.03%	0.97%	0.98%	1.11%	0.83%
Portfolio Turnover Ratec	21%	20%	17%	9%	19%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS FINANCIAL PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2010	2009		2008	2007	2006
Net Asset Value, Beginning of Period	$9.98	$7.12		$14.27	$16.29	$13.83

Income (Loss) from Investment Operations:
Net Investment Income	0.12	0.05		0.08	0.17	0.09
Net Realized and Unrealized Gains (Losses)	0.99	2.88		(6.76)	(1.12)	2.47
Total from Investment Operations	1.11	2.93		(6.68)	(0.95)	2.56

Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.07)		–	(0.17)	(0.09)
Distributions from Realized Gains	–	–		(0.47)	(0.90)	(0.01)
Total Dividends and Distributions	(0.09)	(0.07)		(0.47)	(1.07)	(0.10)
Net Asset Value, End of Period	$11.00	$9.98		$7.12	$14.27	$16.29

Total Returna	11.10%	41.18	%b	(46.36)%	(6.05)%	18.50%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$82,403	$87,837		$57,321	$116,725	$155,807
Ratio of Expenses to Average Net Assets:
Gross	0.69%	0.78%		0.88%	0.85%	0.84%
Netc	0.69%	0.78%		0.88%	0.85%	0.84%
Ratio of Net Investment Income to Average Net Assets	0.99%	0.67%		0.73%	0.97%	0.66%
Portfolio Turnover Rated	2%	10%		16%	17%	9%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS REAL ESTATE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.40	$5.80	$11.45	$20.43	$17.33

Income (Loss) from Investment Operations:
Net Investment Income	0.13	0.16	0.19	0.42	0.34
Net Realized and Unrealized Gains (Losses)	1.31	1.60	(5.50)	(3.40)	5.58
Total from Investment Operations	1.44	1.76	(5.31)	(2.98)	5.92

Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.16)	(0.22)	(0.64)	(0.60)
Distributions from Realized Gains	–	–	(0.11)	(5.36)	(2.22)
Return of Capital	–	–	(0.01)	–	–
Total Dividends and Distributions	(0.15)	(0.16)	(0.34)	(6.00)	(2.82)
Net Asset Value, End of Period	$8.69	$7.40	$5.80	$11.45	$20.43

Total Returna	19.70%	31.73%	(46.91)%	(15.48)%	34.37%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$25,269	$23,566	$19,331	$49,548	$89,738
Ratio of Expenses to Average Net Assets:
Gross	0.81%	0.98%	0.98%	0.88%	0.86%
Netb	0.81%	0.98%	0.98%	0.87%	0.86%
Ratio of Net Investment Income to Average Net Assets	1.58%	2.81%	1.84%	1.92%	1.63%
Portfolio Turnover Ratec	43%	70%	41%	49%	38%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Davis Variable Account Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (each a series of the Davis Variable Account Fund, Inc.), including the schedules of investments, as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 9, 2011

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Information

Federal Income Tax Information (Unaudited)

Each Fund designates the following amounts distributed during the calendar year ended December 31, 2010 as dividends eligible for the corporate dividends-received deduction.

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

Income dividends	$6,868,898	$650,801	$470,072
Income qualifying for corporate dividends-received deduction	$6,868,898	$647,927	$32,799
	100%	100%	7%

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.	Matters Submitted to a Vote of Shareholders (Unaudited)

A special meeting of shareholders was held on November 18, 2010.  The number of votes necessary to conduct the meeting and approve the proposal was obtained.  The results of the votes of shareholders are listed below.

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
PROPOSAL Election of Directors

Marc Blum
For	471,572,527	73,449,515	23,958,514
Withheld	17,026,929	2,034,846	1,628,294
Christopher Davis
For	471,503,824	73,367,994	24,332,566
Withheld	17,095,632	2,116,367	1,254,242
Andrew Davis
For	471,616,486	73,365,995	24,164,567
Withheld	16,982,970	2,118,366	1,422,241
John Gates Jr.
For	471,843,570	73,377,445	24,319,928
Withheld	16,755,886	2,106,916	1,266,880
Thomas Gayner
For	471,757,049	73,516,253	24,332,566
Withheld	16,842,407	1,968,108	1,254,242
G. Bernard Hamilton
For	470,145,131	73,295,934	24,038,919
Withheld	18,454,325	2,188,427	1,547,889
Samuel Iapalucci
For	471,546,968	73,323,243	24,164,567
Withheld	17,052,488	2,161,118	1,422,241
Robert Morgenthau
For	471,485,673	73,435,705	24,240,888
Withheld	17,113,783	2,048,656	1,345,920
Christian Sonne
For	470,436,387	73,307,594	24,026,281
Withheld	18,163,069	2,176,767	1,560,527
Marsha Williams
For	471,821,964	73,362,265	24,268,899
Withheld	16,777,492	2,122,096	1,317,909

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director (Retired 12/31/10)	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com.  Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

DAVIS VALUE PORTFOLIO	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Notes to Financial Statements	15

Financial Highlights	21

Report of Independent Registered Public Accounting Firm	22

Fund Information	23

Directors and Officers	24

This Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 12.76% for the year ended December 31, 2010. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 15.06%. Every sector1 within the Index registered increases over the year. Consumer discretionary, industrials, and materials were the sectors within Index that increased the most. Health care and utilities were the sectors within the Index that increased the least.

Factors Impacting the Portfolio’s Performance

The Portfolio had more invested in financials than any other sector and they were the most important contributor2 to the Portfolio’s performance. The Portfolio’s financial companies out-performed the corresponding sector within the Index (up 17% versus up 11% for the Index) and had a higher relative average weighting (28% versus 16% for the Index). Berkshire Hathaway3, Wells Fargo, and Julius Baer Group were among the most important contributors to performance. Visa was among the most important detractors from performance.

Consumer staple companies were the second most important contributor to the Portfolio’s performance. The Portfolio’s consumer staple companies out-performed the corresponding sector within the Index (up 18% versus up 14% for the Index) and had a higher relative average weighting (15% versus 11% for the Index). Costco Wholesale was among the most important contributors to performance.

Energy companies made positive contributions to absolute performance, but were the most important reason that the Portfolio lagged the Index. The Portfolio’s energy companies under-performed the corresponding sector within the Index (up 8% versus up 20% for the Index), but had a higher relative average weighting (16% versus 11% for the Index) in this stronger performing sector. Occidental Petroleum and Canadian Natural Resources were among the most important contributors to performance. EOG Resources, Transocean, and China Coal Energy were among the most important detractors from performance.

Industrial companies also made positive contributions to absolute performance, but were the second most important reason that the Portfolio’s performance lagged the Index. The Portfolio’s industrial companies under-performed the corresponding sector within the Index (up 16% versus up 27% for the Index) and had a lower relative average weighting (6% versus 11% for the Index) in this stronger performing sector. China Shipping Development was among the most important detractors from performance.

Other important detractors from the Portfolio’s performance included two information technology companies, Hewlett-Packard and Microsoft. Both companies turned in negative returns for the year despite generally positive returns in both the information technology sector and in the overall market.

The Portfolio had approximately 21% of its net assets invested in foreign companies at December 31, 2010. As a whole, those companies out-performed the domestic companies held by the Portfolio.

Davis Value Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: market risk, company risk, financial services risk, foreign country risk, small- and medium-capitalization risk, fees and expenses risk, and headline risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2000

Average Annual Total Return for periods ended December 31, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	12.76%	1.21%	2.43%	3.14%	0.63%	0.63%
Standard & Poor’s 500® Index	15.06%	2.29%	1.41%	0.99%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

3

DAVIS VALUE PORTFOLIO	Fund Overview
December 31, 2010

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/10 Net Assets)		(% of 12/31/10 Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	75.86%	Energy	15.61%	12.03%
Common Stock (Foreign)	20.96%	Diversified Financials	13.25%	7.53%
Convertible Bonds (Foreign)	0.21%	Health Care	13.04%	10.91%
Convertible Bonds (U.S.)	0.10%	Insurance	9.07%	3.90%
Short Term Investments	18.49%	Materials	9.06%	3.74%
Other Assets & Liabilities	(15.62)%	Food & Staples Retailing	9.04%	2.36%
	100.00%	Food, Beverage & Tobacco	6.72%	5.87%
		Information Technology	5.07%	18.65%
		Banks	4.72%	3.10%
		Retailing	3.18%	3.71%
		Transportation	2.74%	2.02%
		Commercial & Professional Services	2.53%	0.60%
		Other	2.19%	13.97%
		Automobiles & Components	1.64%	0.87%
		Household & Personal Products	1.14%	2.41%
		Capital Goods	1.00%	8.33%
			100.00%	100.00%

Top 10 Long Term Holdings
(% of Fund’s 12/31/10 Net Assets)

Costco Wholesale Corp.	Food & Staples Retailing	5.01%
Wells Fargo & Co.	Commercial Banks	4.58%
American Express Co.	Consumer Finance	4.28%
CVS Caremark Corp.	Food & Staples Retailing	3.77%
EOG Resources, Inc.	Energy	3.38%
Occidental Petroleum Corp.	Energy	3.28%
Loews Corp.	Multi-line Insurance	3.05%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	2.95%
Devon Energy Corp.	Energy	2.95%
Canadian Natural Resources Ltd.	Energy	2.94%

4

DAVIS VALUE PORTFOLIO	Fund Overview – (Continued)
December 31, 2010

New Positions Added (01/01/10-12/31/10)
(Highlighted positions are those greater than 0.50% of Fund’s 12/31/10 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/10 Net Assets
Air Products and Chemicals, Inc.	Materials	08/24/10	0.26%
America Movil SAB de C.V., Series L, ADR	Telecommunication Services	04/21/10	0.32%
Aon Corp.	Insurance Brokers	07/12/10	0.13%
Baxter International Inc.	Health Care Equipment & Services	04/22/10	0.61%
Charles Schwab Corp.	Capital Markets	08/31/10	0.06%
Fairfax Financial Holdings Ltd., 144A	Multi-line Insurance	02/23/10	0.22%
Kraft Foods Inc., Class A	Food, Beverage & Tobacco	12/17/10	0.29%
Lockheed Martin Corp.	Capital Goods	09/20/10	0.63%
Nestle S.A.	Food, Beverage & Tobacco	03/09/10	0.18%
Praxair, Inc.	Materials	05/21/10	0.22%
Roche Holding AG - Genusschein	Pharmaceuticals, Biotechnology &
	Life Sciences	07/16/10	0.93%
Schlumberger Ltd.	Energy	06/07/10	0.23%
Unilever NV, NY Shares	Food, Beverage & Tobacco	02/09/10	0.40%

Positions Closed (01/01/10-12/31/10)
 (Gains and losses greater than $1,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
ABB Ltd., ADR	Capital Goods	12/01/10	$461,458
AES Corp.	Utilities	02/17/10	$(15,445)
Amazon.com, Inc.	Retailing	07/13/10	1,639,800
Berkshire Hathaway Inc., Class B	Property & Casualty Insurance	05/07/10	159,903
Cardinal Health, Inc.	Health Care Equipment & Services	07/09/10	382,905
CareFusion Corp.	Health Care Equipment & Services	08/13/10	51,431
Comcast Corp., Special Class A	Media	02/24/10	(440,803)
ConocoPhillips	Energy	07/09/10	864,106
Cosco Pacific Ltd.	Transportation	09/17/10	(695,400)
DIRECTV, Class A	Media	01/21/10	1,491,847
Garmin Ltd.	Consumer Durables & Apparel	01/04/10	4,522
H&R Block, Inc.	Consumer Services	09/10/10	(140,129)
Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	Automobiles & Components	12/08/10	564,023
Hartford Financial Services Group, Inc.	Multi-line Insurance	01/13/10	1,192,361
Laboratory Corp. of America Holdings	Health Care Equipment & Services	05/28/10	487,432
Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	Telecommunication Services	05/27/10	26,720
News Corp., Class A	Media	09/24/10	(754,990)
PACCAR Inc.	Capital Goods	06/10/10	436,101
Principal Financial Group, Inc.	Life & Health Insurance	02/01/10	(23,370)
UnitedHealth Group Inc.	Health Care Equipment & Services	01/05/10	99,533
United Parcel Service, Inc., Class B	Transportation	07/23/10	320,294
Walt Disney Co.	Media	10/05/10	1,970,493

5

DAVIS VALUE PORTFOLIO	Expense Example

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2010. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10-12/31/10)

Actual	$1,000.00	$1,214.64	$3.52
Hypothetical	$1,000.00	$1,022.03	$3.21

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.63%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

6

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (96.82%)
CONSUMER DISCRETIONARY – (5.51%)
Automobiles & Components – (1.60%)
Harley-Davidson, Inc.	217,500	$7,540,725
Consumer Durables & Apparel – (0.23%)
Hunter Douglas NV (Netherlands)	20,299	1,073,358
Media – (0.59%)
Grupo Televisa S.A., ADR (Mexico)*	86,400	2,240,352
Liberty Media - Starz, Series A *	8,506	566,202
		2,806,554

Retailing – (3.09%)
Bed Bath & Beyond Inc. *	166,105	8,163,230
CarMax, Inc. *	145,340	4,633,439
Liberty Media Corp. - Interactive, Series A *	115,034	1,812,936
		14,609,605

	Total Consumer Discretionary	26,030,242
CONSUMER STAPLES – (16.42%)
Food & Staples Retailing – (8.78%)
Costco Wholesale Corp.	327,640	23,663,799
CVS Caremark Corp.	512,678	17,825,814
		41,489,613

Food, Beverage & Tobacco – (6.53%)
Coca-Cola Co.	93,710	6,163,307
Diageo PLC, ADR (United Kingdom)	92,433	6,870,545
Heineken Holding NV (Netherlands)	128,621	5,590,274
Hershey Co.	11,520	543,168
Kraft Foods Inc., Class A	44,000	1,386,440
Mead Johnson Nutrition Co.	36,465	2,269,946
Nestle S.A. (Switzerland)	14,600	854,920
Philip Morris International Inc.	90,990	5,325,645
Unilever NV, NY Shares (Netherlands)	59,700	1,874,580
		30,878,825

Household & Personal Products – (1.11%)
Natura Cosmeticos S.A. (Brazil)	31,800	913,580
Procter & Gamble Co.	67,240	4,325,549
		5,239,129

	Total Consumer Staples	77,607,567
ENERGY – (15.16%)
Canadian Natural Resources Ltd. (Canada)	312,850	13,896,797
China Coal Energy Co. - H (China)	2,607,900	4,073,166
Devon Energy Corp.	177,330	13,922,178
EOG Resources, Inc.	174,780	15,976,640
Occidental Petroleum Corp.	158,160	15,515,496
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	291,600	3,513,253
Schlumberger Ltd.	13,200	1,102,200
Transocean Ltd. *	52,604	3,656,504
	Total Energy	71,656,234

7

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (27.15%)
Banks – (4.58%)
Commercial Banks – (4.58%)
Wells Fargo & Co.	698,824	$21,656,556
Diversified Financials – (12.87%)
Capital Markets – (7.83%)
Ameriprise Financial, Inc.	82,620	4,754,781
Bank of New York Mellon Corp.	442,400	13,360,480
Brookfield Asset Management Inc., Class A (Canada)	112,600	3,748,454
Charles Schwab Corp.	17,300	296,003
GAM Holding Ltd. (Switzerland)*	100,360	1,658,355
Goldman Sachs Group, Inc.	16,660	2,801,546
Julius Baer Group Ltd. (Switzerland)	221,460	10,374,276
		36,993,895

Consumer Finance – (4.28%)
American Express Co.	471,019	20,216,135
Diversified Financial Services – (0.76%)
JPMorgan Chase & Co.	11,368	482,231
Moody's Corp.	69,730	1,850,634
Visa Inc., Class A	18,200	1,280,916
		3,613,781
		60,823,811

Insurance – (8.80%)
Insurance Brokers – (0.13%)
Aon Corp.	13,620	626,656
Multi-line Insurance – (3.71%)
Fairfax Financial Holdings Ltd. (Canada)	5,130	2,096,323
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	2,490	1,024,223
Loews Corp.	370,390	14,411,875
		17,532,421

Property & Casualty Insurance – (3.92%)
Berkshire Hathaway Inc., Class A *	56	6,745,200
Markel Corp. *	1,390	525,601
Progressive Corp. (Ohio)	566,320	11,252,778
		18,523,579

Reinsurance – (1.04%)
Transatlantic Holdings, Inc.	95,807	4,945,558
		41,628,214

Real Estate – (0.90%)
Hang Lung Group Ltd. (Hong Kong)	643,000	4,235,488
	Total Financials	128,344,069
HEALTH CARE – (12.66%)
Health Care Equipment & Services – (3.47%)
Baxter International Inc.	57,051	2,887,922
Becton, Dickinson and Co.	60,760	5,135,435
Express Scripts, Inc. *	155,660	8,411,866
		16,435,223

8

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (9.19%)
Agilent Technologies, Inc. *	110,280	$4,568,900
Johnson & Johnson	189,780	11,737,893
Merck & Co., Inc.	386,585	13,932,524
Pfizer Inc.	502,140	8,792,472
Roche Holding AG - Genusschein (Switzerland)	30,100	4,410,374
		43,442,163
	Total Health Care	59,877,386
INDUSTRIALS – (6.09%)
Capital Goods – (0.97%)
Lockheed Martin Corp.	42,590	2,977,467
Tyco International Ltd.	39,504	1,637,046
		4,614,513

Commercial & Professional Services – (2.46%)
D&B Corp.	46,900	3,850,021
Iron Mountain Inc.	310,867	7,774,784
		11,624,805

Transportation – (2.66%)
China Merchants Holdings International Co., Ltd. (China)	1,561,055	6,165,653
China Shipping Development Co. Ltd. - H (China)	1,129,000	1,504,791
Kuehne & Nagel International AG (Switzerland)	32,464	4,513,711
LLX Logistica S.A. (Brazil)*	76,670	218,463
PortX Operacoes Portuarias S.A. (Brazil)*	76,670	171,353
		12,573,971
	Total Industrials	28,813,289
INFORMATION TECHNOLOGY – (4.92%)
Semiconductors & Semiconductor Equipment – (1.73%)
Texas Instruments Inc.	251,600	8,177,000
Software & Services – (2.43%)
Activision Blizzard, Inc.	215,200	2,676,012
Google Inc., Class A *	8,230	4,888,003
Microsoft Corp.	140,410	3,918,843
		11,482,858

Technology Hardware & Equipment – (0.76%)
Hewlett-Packard Co.	85,831	3,613,485
	Total Information Technology	23,273,343

9

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2010

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (8.59%)
Air Products and Chemicals, Inc.	13,420	$1,220,549
BHP Billiton PLC (United Kingdom)	95,530	3,799,479
Martin Marietta Materials, Inc.	42,380	3,909,131
Monsanto Co.	80,600	5,612,984
Potash Corp. of Saskatchewan Inc. (Canada)	10,054	1,556,661
Praxair, Inc.	10,800	1,031,076
Rio Tinto PLC (United Kingdom)	52,005	3,637,697
Sealed Air Corp.	429,975	10,942,864
Sino-Forest Corp. (Canada)*	314,550	7,367,866
Sino-Forest Corp., 144A (Canada)*(a)(b)	8,900	208,469
Vulcan Materials Co.	29,790	1,321,484
	Total Materials	40,608,260
TELECOMMUNICATION SERVICES – (0.32%)
America Movil SAB de C.V., Series L, ADR (Mexico)	26,280	1,506,895
	Total Telecommunication Services	1,506,895

TOTAL COMMON STOCK – (Identified cost $290,238,207)		457,717,285

CONVERTIBLE BONDS – (0.31%)
MATERIALS – (0.21%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada)(b)	$736,000	994,980
	Total Materials	994,980
TELECOMMUNICATION SERVICES – (0.10%)
Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	400,000	450,000
	Total Telecommunication Services	450,000

TOTAL CONVERTIBLE BONDS – (Identified cost $1,136,000)		1,444,980

SHORT TERM INVESTMENTS – (18.49%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.25%, 01/03/11, dated 12/31/10, repurchase value of $16,808,350 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.104%-6.50%, 06/01/25-12/01/40, total market value $17,144,160)	16,808,000	16,808,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.16%, 01/03/11, dated 12/31/10, repurchase value of $20,170,269 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 12/01/25-01/01/41, total market value $20,573,400)	20,170,000	20,170,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.24%, 01/03/11, dated 12/31/10, repurchase value of $50,426,009 (collateralized by: U.S. Government agency obligations in a pooled cash account, 3.125%-7.50%, 01/31/12-05/15/37, total market value $51,433,500)	50,425,000	50,425,000

TOTAL SHORT TERM INVESTMENTS – (Identified cost $87,403,000)		87,403,000

Total Investments – (115.62%) – (Identified cost $378,777,207) – (c)	546,565,265
Liabilities Less Other Assets – (15.62%)	(73,831,055)
Net Assets – (100.00%)	$472,734,210
ADR: American Depositary Receipt

10

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2010

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $1,232,692 or 0.26% of the Fund's net assets as of December 31, 2010.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(c)	Aggregate cost for federal income tax purposes is $381,345,068. At December 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$166,674,172
	Unrealized depreciation	(1,453,975)
	Net unrealized appreciation	$165,220,197

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2010

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$546,565,265
Cash	6,081
Receivables:
Capital stock sold	57,661
Dividends and interest	551,202
Investment securities sold	260,909
Prepaid expenses	7,862
Total assets	547,448,980

LIABILITIES:
Payables:
Capital stock redeemed	74,260,411
Investment securities purchased	132,874
Accrued management fee	260,962
Other accrued expenses	60,523
Total liabilities	74,714,770

NET ASSETS	$472,734,210

SHARES OUTSTANDING	39,497,648

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.97

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$39,498
Additional paid-in capital	316,660,454
Overdistributed net investment income	(1,425,334)
Accumulated net realized losses from investments	(10,336,998)
Net unrealized appreciation on investments and foreign currency transactions	167,796,590
Net Assets	$472,734,210

*Including:
Cost of Investments	$378,777,207
Cost and market value of repurchase agreements (if greater than 10% of net assets)	87,403,000

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2010

INVESTMENT INCOME:
Income:
Dividends*	$8,019,447
Interest	482,376
Total income	8,501,823

Expenses:
Management fees (Note 3)	$ 2,827,394
Custodian fees	104,315
Transfer agent fees	17,703
Audit fees	20,400
Legal fees	15,100
Accounting fees (Note 3)	6,750
Reports to shareholders	95,000
Directors’ fees and expenses	114,072
Registration and filing fees	303
Miscellaneous	16,819
Total expenses	3,217,856
Expenses paid indirectly (Note 4)	(14)
Net expenses	3,217,842
Net investment income	5,283,981

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	31,050,561
Foreign currency transactions	(62)
Net realized gain	31,050,499
Net increase in unrealized appreciation	28,380,743
Net realized and unrealized gain on investments and foreign currency transactions	59,431,242
Net increase in net assets resulting from operations	$64,715,223

*Net of foreign taxes withheld as follows	$121,773

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2010	2009

OPERATIONS:
Net investment income	$5,283,981	$3,837,745

Net realized gain (loss) from investments and foreign currency transactions	31,050,499	(40,978,639)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	28,380,743	155,373,588
Net increase in net assets resulting from operations	64,715,223	118,232,694

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,868,898)	(3,982,003)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	(104,516,079)	72,001,466
Total increase (decrease) in net assets	(46,669,754)	186,252,157

NET ASSETS:
Beginning of year	519,403,964	333,151,807
End of year*	$472,734,210	$519,403,964

*Including undistributed (overdistributed) net investment income of	$(1,425,334)	$126,666

See Notes to Financial Statements

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund.  The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$26,030,242	$–	$–	$26,030,242
Consumer staples	77,607,567	–	–	77,607,567
Energy	71,656,234	–	–	71,656,234
Financials	128,344,069	–	–	128,344,069
Health care	59,877,386	–	–	59,877,386
Industrials	28,813,289	–	–	28,813,289
Information technology	23,273,343	–	–	23,273,343
Materials	40,608,260	–	–	40,608,260
Telecommunication services	1,506,895	–	–	1,506,895
Convertible debt securities	–	1,444,980	–	1,444,980
Short-term securities	–	87,403,000	–	87,403,000
Total	$457,717,285	$88,847,980	$–	$546,565,265

Level 2 to Level 1 transfers*:
Consumer discretionary	$1,073,358
Consumer staples	5,590,274
Energy	4,073,166
Financials	5,893,843
Industrials	12,184,155
Materials	7,437,176
Total	$36,251,972

*Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the year ended December 31, 2010.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

16

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2010, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007. The Fund has available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2017	$9,111,000

Utilized in 2010	$21,334,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending December 31, 2011.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

17

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, passive foreign investment company shares, and foreign currency transactions.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  Accordingly, during the year ended December 31, 2010, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $32,917 and a corresponding increase in accumulated net realized losses from investments and foreign currency transactions. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	2010	2009
Ordinary income	$6,868,898	$3,982,003

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Overdistributed net investment income	$(57,474)
Accumulated net realized losses from investments and
foreign currency transactions	(9,111,145)
Net unrealized appreciation on investments	165,228,729
Total	$156,060,110

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2010 were $100,313,108 and $198,766,570, respectively.

18

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the year ended December 31, 2010 amounted to $6,750.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $14 during the year ended December 31, 2010.

NOTE 5 - CAPITAL STOCK

At December 31, 2010, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended		Year ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	5,615,497	$58,765,835	16,029,614	$142,471,775
Shares issued in reinvestment of distributions	573,843	6,868,898	368,022	3,982,003
	6,189,340	65,634,733	16,397,636	146,453,778
Shares redeemed	(14,994,784)	(170,150,812)	(8,410,774)	(74,452,312)
Net increase (decrease)	(8,805,444)	$(104,516,079)	7,986,862	$72,001,466

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the year ended December 31, 2010.

19

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value.  The aggregate value of restricted securities amounted to $2,227,672 or 0.47% of the Fund’s net assets as of December 31, 2010.

Information regarding restricted securities is as follows:

Security	Acquisition Date	Principal	Shares/ Units	Cost per Share/Unit	Valuation per Share/Unit as of December 31, 2010

Fairfax Financial Holdings Ltd., 144A	02/23/10	NA	2,490	$355.00	$411.33

Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$135.19

Sino-Forest Corp., 144A	12/11/09	NA	8,900	$15.85	$23.42

20

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.75	$8.26	$14.48	$14.58	$12.77

Income (Loss) from Investment Operations:
Net Investment Income	0.11	0.08	0.13	0.17	0.11
Net Realized and Unrealized Gains (Losses)	1.26	2.49	(6.00)	0.51	1.81
Total from Investment Operations	1.37	2.57	(5.87)	0.68	1.92

Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.08)	(0.12)	(0.17)	(0.11)
Distributions from Realized Gains	–	–	(0.23)	(0.61)	–
Total Dividends and Distributions	(0.15)	(0.08)	(0.35)	(0.78)	(0.11)
Net Asset Value, End of Period	$11.97	$10.75	$8.26	$14.48	$14.58

Total Returna	12.76%	31.16%	(40.32)%	4.64%	15.00%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$472,734	$519,404	$333,152	$658,699	$771,828
Ratio of Expenses to Average Net Assets:
Gross	0.63%	0.71%	0.82%	0.81%	0.81%
Netb	0.63%	0.71%	0.82%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.03%	0.97%	0.98%	1.11%	0.83%
Portfolio Turnover Ratec	21%	20%	17%	9%	19%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

21

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 9, 2011

22

DAVIS VALUE PORTFOLIO	Fund Information

Federal Income Tax Information (Unaudited)

During the calendar year ended December 31, 2010, $6,868,898 or 100% of dividends paid by the Fund constituted income qualifying for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Matters Submitted to a Vote of Shareholders (Unaudited)

A special meeting of shareholders was held on November 18, 2010.  The number of votes necessary to conduct the meeting and approve the proposal was obtained.  The results of the votes of shareholders are listed below.

PROPOSAL Election of Directors	For	Withheld

Marc Blum	471,572,527	17,026,929

Christopher Davis	471,503,824	17,095,632

Andrew Davis	471,616,486	16,982,970

John Gates Jr.	471,843,570	16,755,886

Thomas Gayner	471,757,049	16,842,407

G. Bernard Hamilton	470,145,131	18,454,325

Samuel Iapalucci	471,546,968	17,052,488

Robert Morgenthau	471,485,673	17,113,783

Christian Sonne	470,436,387	18,163,069

Marsha Williams	471,821,964	16,777,492

23

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director (Retired 12/31/10)	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

24

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

25

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

26

DAVIS FINANCIAL PORTFOLIO	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Notes to Financial Statements	11

Financial Highlights	17

Report of Independent Registered Public Accounting Firm	18

Fund Information	19

Directors and Officers	20

This Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 11.10% for the year ended December 31, 2010.  Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 15.06%. The Portfolio’s financial sector holdings out-performed the corresponding sector1 holdings within the Index, but under-performed the Index as a whole.

Factors Impacting the Portfolio’s Performance

The Portfolio’s diversified financial companies were the most important contributor2 to the Portfolio’s performance. The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (up 14% versus up 4% for the Index). Julius Baer Group3, Brookfield Asset Management, Oaktree, and American Express were among the most important contributors to performance. Bank of America, Charles Schwab, and Visa were among the most important detractors from performance.

The Portfolio’s insurance companies under-performed the corresponding industry group within the Index (up 5% versus up 16% for the Index). Loews, Progressive, and Markel were among the top contributors to performance. China Life Insurance was among the most important detractors from performance.

The Portfolio’s banking companies out-performed the corresponding industry group within the Index (up 25% versus up 20% for the Index). Wells Fargo and State Bank of India were among the most important contributors to performance.

The Portfolio had a limited amount of assets invested in other sectors. Overall, those sectors made positive contributions to performance, but detracted relative to the Index. Canadian Natural Resources was among the most important contributors to performance while Sealed Air and D&B Corp. were among the most important detractors from performance. The Portfolio no longer owns Sealed Air.

The Portfolio had approximately 31% of its assets invested in foreign companies at December 31, 2010. As a whole, those companies out-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective.  Davis Financial Portfolio’s principal risks are: market risk, company risk, concentrated financial services portfolio risk, foreign country risk, small- and medium-capitalization risk, fees and expenses risk, focused portfolio risk, and headline risk.  See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2000

Average Annual Total Return for periods ended December 31, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	11.10%	(1.30)%	0.99%	2.59%	0.69%	0.69%
Standard & Poor’s 500® Index	15.06%	2.29%	1.41%	0.99%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns.  This settlement had a material impact on the investment performance of the Portfolio in 2009.  This was a one-time event that is unlikely to be repeated.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2010

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/10 Net Assets)		(% of 12/31/10 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	67.63%	Diversified Financials	41.41%	7.53%
Common Stock (Foreign)	30.70%	Insurance	31.71%	3.90%
Short Term Investments	1.21%	Banks	17.39%	3.10%
Other Assets & Liabilities	0.46%	Energy	6.77%	12.03%
	100.00%	Commercial & Professional Services	2.72%	0.60%
		Information Technology	–	18.65%
		Health Care	–	10.91%
		Capital Goods	–	8.33%
		Food, Beverage & Tobacco	–	5.87%
		Other	–	29.08%
			100.00%	100.00%

Top 10 Long Term Holdings
(% of Fund’s 12/31/10 Net Assets)

Transatlantic Holdings, Inc.	Reinsurance	8.82%
State Bank of India Ltd., GDR	Commercial Banks	8.01%
American Express Co.	Consumer Finance	7.80%
Loews Corp.	Multi-line Insurance	7.02%
Wells Fargo & Co.	Commercial Banks	6.68%
Canadian Natural Resources Ltd.	Energy	6.66%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	5.46%
Julius Baer Group Ltd.	Capital Markets	5.34%
Bank of New York Mellon Corp.	Capital Markets	5.21%
Markel Corp.	Property & Casualty Insurance	4.91%

New Positions Added (01/01/10-12/31/10)
(Highlighted positions are those greater than 0.30% of Fund’s 12/31/10 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/10 Net Assets
SKBHC Holdings LLC	Commercial Banks	11/08/10	0.48%
U.S. Bancorp	Commercial Banks	02/11/10	0.47%

Positions Closed (01/01/10-12/31/10)
(Gains greater than $500,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain
FPIC Insurance Group, Inc.	Property & Casualty Insurance	05/19/10	$610,195
JPMorgan Chase & Co.	Diversified Financial Services	04/08/10	395,944
Sealed Air Corp.	Materials	02/01/10	250,135

4

DAVIS FINANCIAL PORTFOLIO	Expense Example

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for the Fund is for the six-month period ended December 31, 2010. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/2010)	(12/31/2010)	(07/01/2010-12/31/2010)

Actual	$1,000.00	$1,194.81	$3.82
Hypothetical	$1,000.00	$1,021.73	$3.52

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.69%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (98.33%)
ENERGY – (6.66%)
Canadian Natural Resources Ltd. (Canada)	123,500	$5,485,870
	Total Energy	5,485,870
FINANCIALS – (89.00%)
Banks – (17.10%)
Commercial Banks – (17.10%)
Banco Santander Brasil S.A., ADS (Brazil)	20,000	272,000
ICICI Bank Ltd., ADR (India)	18,400	931,776
SKBHC Holdings LLC * (a)	122	395,726
State Bank of India Ltd., GDR (India)	50,948	6,597,766
U.S. Bancorp	14,500	391,065
Wells Fargo & Co.	177,500	5,500,725
		14,089,058

Diversified Financials – (40.72%)
Capital Markets – (21.96%)
Ameriprise Financial, Inc.	19,340	1,113,017
Bank of New York Mellon Corp.	142,100	4,291,420
Brookfield Asset Management Inc., Class A (Canada)	96,700	3,219,143
Charles Schwab Corp.	20,100	343,911
GAM Holding Ltd. (Switzerland)*	63,810	1,054,401
Goldman Sachs Group, Inc.	19,520	3,282,483
Julius Baer Group Ltd. (Switzerland)	93,910	4,399,206
T. Rowe Price Group Inc.	6,060	391,052
		18,094,633

Consumer Finance – (8.31%)
American Express Co. (b)	149,800	6,429,416
First Marblehead Corp. *	194,994	423,137
		6,852,553

Diversified Financial Services – (10.45%)
Bank of America Corp.	14,486	193,243
Cielo S.A. (Brazil)	69,500	563,117
Moody's Corp.	47,100	1,250,034
Oaktree Capital Group LLC, Class A (a)	126,700	4,497,850
RHJ International (Belgium)*	62,000	513,674
Visa Inc., Class A	22,600	1,590,588
		8,608,506
		33,555,692

Insurance – (31.18%)
Life & Health Insurance – (2.74%)
China Life Insurance Co., Ltd., ADR (China)	36,933	2,259,192
Multi-line Insurance – (7.02%)
Loews Corp. (b)	148,600	5,782,026
Property & Casualty Insurance – (9.80%)
ACE Ltd.	15,500	964,875
Markel Corp. *	10,700	4,045,991
Progressive Corp. (Ohio)	154,100	3,061,967
		8,072,833

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2010

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (11.62%)
Everest Re Group, Ltd.	27,300	$2,315,586
Transatlantic Holdings, Inc.	140,737	7,264,844
		9,580,430
		25,694,481
	Total Financials	73,339,231
INDUSTRIALS – (2.67%)
Commercial & Professional Services – (2.67%)
D&B Corp.	26,800	2,200,012
	Total Industrials	2,200,012

	TOTAL COMMON STOCK – (Identified cost $58,783,844)	81,025,113

SHORT TERM INVESTMENTS – (1.21%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.25%, 01/03/11, dated 12/31/10, repurchase value of $191,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.104%-6.50%, 06/01/25-12/01/40, total market value $194,820)	$191,000	191,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.16%, 01/03/11, dated 12/31/10, repurchase value of $230,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 12/01/25-01/01/41, total market value $234,600)	230,000	230,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.24%, 01/03/11, dated 12/31/10, repurchase value of $574,011 (collateralized by: U.S. Government agency obligations in a pooled cash account, 3.125%-7.50%, 01/31/12-05/15/37, total market value $585,480)	574,000	574,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $995,000)	995,000

	Total Investments – (99.54%) – (Identified cost $59,778,844) – (c)	82,020,113
	Other Assets Less Liabilities – (0.46%)	382,458
	Net Assets – (100.00%)	$82,402,571

ADR: American Depositary Receipt

ADS: American Depositary Share

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	A portion of these securities is pledged to cover unfunded capital commitments at December 31, 2010.

(c)	Aggregate cost for federal income tax purposes is $60,471,943. At December 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$26,696,204
	Unrealized depreciation	(5,148,034)
	Net unrealized appreciation	$21,548,170

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2010

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$82,020,113
Cash	2,061
Receivables:
Capital stock sold	4,968
Dividends and interest	27,530
Investment securities sold	455,691
Prepaid expenses	1,235
Total assets	82,511,598
LIABILITIES:
Payables:
Capital stock redeemed	43,757
Accrued audit fees	12,100
Accrued management fee	39,439
Other accrued expenses	13,731
Total liabilities	109,027

NET ASSETS	$82,402,571

SHARES OUTSTANDING	7,488,987

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.00

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$7,489
Additional paid-in capital	71,670,142
Undistributed net investment income	853,377
Accumulated net realized losses from investments	(12,370,712)
Net unrealized appreciation on investments and foreign currency transactions	22,242,275
Net Assets	$82,402,571

*Including:
Cost of Investments	$59,778,844

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2010

INVESTMENT INCOME:
Income:
Dividends*	$1,356,663
Interest	3,219
Total income	1,359,882

Expenses:
Management fees (Note 3)	$ 445,386
Custodian fees	27,465
Transfer agent fees	8,350
Audit fees	18,000
Legal fees	2,384
Accounting fees (Note 3)	2,004
Reports to shareholders	24,150
Directors’ fees and expenses	20,397
Registration and filing fees	49
Miscellaneous	7,782
Total expenses	555,967
Expenses paid indirectly (Note 4)	(3)
Net expenses	555,964
Net investment income	803,918

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	1,263,561
Foreign currency transactions	(12,825)
Net realized gain	1,250,736
Net increase in unrealized appreciation	6,094,685
Net realized and unrealized gain on investments and foreign currency transactions	7,345,421
Net increase in net assets resulting from operations	$8,149,339

*Net of foreign taxes withheld as follows	$27,900

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2010	2009

OPERATIONS:
Net investment income	$803,918	$489,320
Net realized gain (loss) from investments and foreign currency transactions	1,250,736	(8,123,742)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	6,094,685	34,312,747
Net increase in net assets resulting from operations	8,149,339	26,678,325

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(650,801)	(629,608)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	(12,933,188)	4,467,751
Total increase (decrease) in net assets	(5,434,650)	30,516,468

NET ASSETS:
Beginning of year	87,837,221	57,320,753
End of year*	$82,402,571	$87,837,221

*Including undistributed net investment income of	$853,377	$478,082

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund.  The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Energy	$5,485,870	$–	$–	$5,485,870
Financials	68,445,655	4,497,850	395,726	73,339,231
Industrials	2,200,012	–	–	2,200,012
Short-term securities	–	995,000	–	995,000
Total	$76,131,537	$5,492,850	$395,726	$82,020,113

Level 2 to Level 1 transfers*:
Financials	$8,165,841

*Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the year ended December 31, 2010.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended December 31, 2010:

Investment Securities:
Beginning balance	$–
Unrealized depreciation	(213,086)
Net purchases (sales)	608,812
Ending balance	$395,726

The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.  Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2010, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007. The Fund has available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2016	$3,410,000
12/31/2017	8,268,000
Total	$11,678,000

Utilized in 2010	$1,329,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending December 31, 2011.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, passive foreign investment company shares, partnership income, and foreign currency transactions.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  Accordingly, during the year ended December 31, 2010, amounts have been reclassified to reflect an increase in undistributed net investment income of $222,178, an increase in accumulated net realized losses from investments and foreign currency transactions of 222,132, and a decrease in paid in capital of $46. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	2010	2009
Ordinary income	$650,801	$629,608

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$857,441
Accumulated net realized losses from investments and
foreign currency transactions	(11,677,614)
Net unrealized appreciation on investments	21,549,176
Total	$10,729,003

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

Unfunded Capital Commitments - Undfunded capital commitments represent agreements which obligate the Fund to meet captial calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined. Unfunded capital commitments are recorded when capital calls are requested. As of December 31, 2010, unfunded capital commitments amounted to $1,291,188.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2010 were $1,369,704 and $14,702,556, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the year ended December 31, 2010 amounted to $2,004.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $3 during the year ended December 31, 2010.

NOTE 5 - CAPITAL STOCK

At December 31, 2010, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended		Year ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	1,402,090	$14,260,345	3,303,661	$26,457,753
Shares issued in reinvestment of distributions	59,325	650,801	63,087	629,608
	1,461,415	14,911,146	3,366,748	27,087,361
Shares redeemed	(2,770,797)	(27,844,334)	(2,616,379)	(22,619,610)
Net increase (decrease)	(1,309,382)	$(12,933,188)	750,369	$4,467,751

15

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the year ended December 31, 2010.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value.  The aggregate value of restricted securities amounted to $4,893,576 or 5.94% of the Fund’s net assets as of December 31, 2010.

Information regarding restricted securities is as follows:

Security	Acquisition Date	Shares/ Units	Cost per Share/Unit	Valuation per Share/ Unit as of December 31, 2010

Oaktree Capital Group LLC, Class A	05/21/07	126,700	$23.84	$35.50

SKBHC Holdings LLC	11/08/10	122	$5,000.01	$3,250.00

16

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2010	2009		2008	2007	2006
Net Asset Value, Beginning of Period	$9.98	$7.12		$14.27	$16.29	$13.83

Income (Loss) from Investment Operations:
Net Investment Income	0.12	0.05		0.08	0.17	0.09
Net Realized and Unrealized Gains (Losses)	0.99	2.88		(6.76)	(1.12)	2.47
Total from Investment Operations	1.11	2.93		(6.68)	(0.95)	2.56

Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.07)		–	(0.17)	(0.09)
Distributions from Realized Gains	–	–		(0.47)	(0.90)	(0.01)
Total Dividends and Distributions	(0.09)	(0.07)		(0.47)	(1.07)	(0.10)
Net Asset Value, End of Period	$11.00	$9.98		$7.12	$14.27	$16.29

Total Returna	11.10%	41.18	%b	(46.36)%	(6.05)%	18.50%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$82,403	$87,837		$57,321	$116,725	$155,807
Ratio of Expenses to Average Net Assets:
Gross	0.69%	0.78%		0.88%	0.85%	0.84%
Netc	0.69%	0.78%		0.88%	0.85%	0.84%
Ratio of Net Investment Income to Average Net Assets	0.99%	0.67%		0.73%	0.97%	0.66%
Portfolio Turnover Rated	2%	10%		16%	17%	9%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 9, 2011

18

DAVIS FINANCIAL PORTFOLIO	Fund Information

Federal Income Tax Information (Unaudited)

During the calendar year ended December 31, 2010, $647,927 or 100% of dividends paid by the Fund constituted income qualifying for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Matters Submitted to a Vote of Shareholders (Unaudited)

A special meeting of shareholders was held on November 18, 2010.  The number of votes necessary to conduct the meeting and approve the proposal was obtained.  The results of the votes of shareholders are listed below.

PROPOSAL Election of Directors	For	Withheld

Marc Blum	73,449,515	2,034,846

Christopher Davis	73,367,994	2,116,367

Andrew Davis	73,365,995	2,118,366

John Gates Jr.	73,377,445	2,106,916

Thomas Gayner	73,516,253	1,968,108

G. Bernard Hamilton	73,295,934	2,188,427

Samuel Iapalucci	73,323,243	2,161,118

Robert Morgenthau	73,435,705	2,048,656

Christian Sonne	73,307,594	2,176,767

Marsha Williams	73,362,265	2,122,096

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director (retired 12/31/10)	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

20

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

22

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	17

Report of Independent Registered Public Accounting Firm	18

Fund Information	19

Directors and Officers	20

This Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 19.70% for the year ended December 31, 2010. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 29.12%. Every sub-industry1 within the Index delivered positive returns. Real estate operating companies, residential REITs, and retail REITs delivered the strongest performances while office REITs, industrial REITs, and diversified REITs delivered the weakest (but still positive) performances.

Factors Impacting the Portfolio’s Performance

Retail REITs were the most important contributor2 to performance. The Portfolio’s retail REITs under-performed the corresponding sub-industry within the Index (up 32% versus up 33% for the Index) and had a lower relative average weighting (13% versus 24% for the Index). Regency Centers3 and CBL & Associates were among the most important contributors to performance.

The Portfolio had more invested in office REITs than in any other sub-industry and they were an important contributor to the Portfolio’s absolute performance.  However, office REITs were the most important detractor relative to the Index. The Portfolio’s office REITs under-performed the corresponding sector within the Index (up 12% versus up 17% for the Index) and had a higher relative average weighting (31% versus 17% for the Index) in this weaker performing sub-industry. Boston Properties and Alexandria Real Estate were among the most important contributors to performance. DuPont Fabros Technology, Coresite Realty, and Corporate Office Properties were among the most important detractors from performance.

Residential REITs were also an important contributor to the Portfolio’s absolute performance, but similar to office REITs, were also an important detractor from performance relative to the Index. The Portfolio’s residential REITs under-performed the corresponding sub-industry within the Index (up 32% versus up 46% for the Index) and had a lower relative average weighting (11% versus 17% for the Index) in this stronger performing sub-industry. Essex Property Trust and American Campus were among the most important contributors to performance.

Forest City Enterprises was the single most important contributor to the Portfolio’s performance. The Portfolio benefited from both its large investment in Forest City Enterprises (approximately 8% at December 31, 2010) together with its strong investment performance (up 42%). Cousins Properties and ProLogis were among the most important detractors from performance. The Portfolio no longer owns Cousins Properties or ProLogis.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income.  There can be no assurance that the Portfolio will achieve its objective.  Davis Real Estate Portfolio’s principal risks are: market risk, company risk, concentrated real estate services portfolio risk, focused portfolio risk, foreign country risk, small- and medium-capitalization risk, fees and expenses risk, and headline risk.  See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies.  Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1   The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index over 10 years for an investment made on December 31, 2000

Average Annual Total Return for periods ended December 31, 2010

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	19.70%	(1.01)%	8.16%	7.95%	0.81%	0.81%
Standard & Poor’s 500® Index	15.06%	2.29%	1.41%	0.99%
Wilshire U.S. Real Estate Securities Index	29.12%	2.32%	10.34%	10.55%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses.  Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2010

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/10 Net Assets)		(% of 12/31/10 Long Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock	85.08%
Preferred Stock	7.86%		Fund
Convertible Bonds	2.68%	Office REITs	34.98%	15.55%
Short Term Investments	4.19%	Residential REITs	11.74%	17.14%
Other Assets & Liabilities	0.19%	Retail REITs	10.42%	24.36%
	100.00%	Real Estate Operating Companies	10.27%	2.24%
		Specialized REITs	9.96%	25.88%
		Telecommunication Services	8.71%	–
		Other	7.81%	8.83%
		Industrial REITs	6.11%	6.00%
			100.00%	100.00%

Top 10 Long Term Holdings
(% of Fund’s 12/31/10 Net Assets)

Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	7.51%
American Campus Communities, Inc.	Residential REITs	5.73%
Alexandria Real Estate Equities, Inc.	Office REITs	5.39%
DuPont Fabros Technology Inc.	Office REITs	4.44%
Essex Property Trust, Inc.	Residential REITs	3.97%
Regency Centers Corp.	Retail REITs	3.94%
Alexander & Baldwin, Inc.	Transportation	3.44%
Ventas, Inc.	Specialized REITs	3.29%
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	Office REITs	3.26%
Crown Castle International Corp.	Telecommunication Services	3.01%

4

DAVIS REAL ESTATE PORTFOLIO	Fund Overview – (Continued)
December 31, 2010

New Positions Added (01/01/10-12/31/10)
(Highlighted positions are those greater than 3.00% Fund’s of 12/31/10 net assets)

Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/10 Net Assets
American Tower Corp., Class A	Telecommunication Services	01/11/10	2.52%
AvalonBay Communities, Inc.	Residential REITs	01/20/10	–
Brookdale Senior Living Inc.	Real Estate Operating Companies	10/22/10	1.86%
CB Richard Ellis Group, Inc., Class A	Real Estate Services	10/26/10	1.14%
Coresite Realty Corp.	Office REITs	09/22/10	2.93%
Crown Castle International Corp.	Telecommunication Services	01/11/10	3.01%
DuPont Fabros Technology Inc.	Office REITs	05/13/10	4.44%
EastGroup Properties, Inc.	Industrial REITs	09/13/10	2.19%
Entertainment Properties Trust	Specialized REITs	01/22/10	2.93%
Highwoods Properties, Inc.	Office REITs	04/22/10	2.65%
SBA Communications Corp., Class A	Telecommunication Services	01/11/10	2.80%
Toll Brothers, Inc.	Homebuilding	08/26/10	0.63%
UDR, Inc.	Residential REITs	04/22/10	1.52%

Positions Closed (01/01/10-12/31/10)
(Gains and losses greater than $200,000 are highlighted)

Security	Industry	Date of Final Sale	Realized Gain (Loss)
AvalonBay Communities, Inc.	Residential REITs	04/21/10	$158,182
Brookfield Asset Management Inc., Class A	Capital Markets	03/03/10	(44,148)
CBL & Associates Properties, Inc.	Retail REITs	10/29/10	303,225
Cousins Properties, Inc.	Diversified REITs	07/19/10	(903,447)
Digital Realty Trust, Inc., 8.50%, Series A	Office REITs	08/24/10	53,750
Equity Residential	Residential REITs	12/17/10	52,251
Host Hotels & Resorts Inc.	Specialized REITs	04/15/10	132,235
Macerich Co.	Retail REITs	01/07/10	16,340
ProLogis	Industrial REITs	01/28/10	107,017
ProLogis, Conv. Sr. Notes, 2.25%, 04/01/37	Industrial REITs	05/26/10	213,214

5

DAVIS REAL ESTATE PORTFOLIO	Expense Example

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2010. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10-12/31/10)

Actual	$1,000.00	$1,150.65	$4.28
Hypothetical	$1,000.00	$1,021.22	$4.02

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.79%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (85.08%)
CONSUMER DISCRETIONARY – (0.63%)
Consumer Durables & Apparel – (0.63%)
Homebuilding – (0.63%)
Toll Brothers, Inc. *	8,400	$159,600
Total Consumer Discretionary		159,600
FINANCIALS – (72.68%)
Real Estate – (72.68%)
Real Estate Investment Trusts (REITs) – (62.18%)
Diversified REITs – (2.27%)
Vornado Realty Trust	6,870	572,477
Industrial REITs – (4.72%)
DCT Industrial Trust Inc.	120,000	637,200
EastGroup Properties, Inc.	13,100	554,392
		1,191,592

Office REITs – (25.26%)
Alexandria Real Estate Equities, Inc.	18,600	1,362,636
Boston Properties, Inc.	6,500	559,650
Coresite Realty Corp.	54,200	739,288
Corporate Office Properties Trust	17,490	611,276
Digital Realty Trust, Inc.	11,800	608,172
Douglas Emmett, Inc.	42,800	710,480
DuPont Fabros Technology Inc.	52,800	1,123,056
Highwoods Properties, Inc.	21,000	668,850
		6,383,408

Residential REITs – (11.22%)
American Campus Communities, Inc.	45,600	1,448,256
Essex Property Trust, Inc.	8,790	1,003,994
UDR, Inc.	16,300	383,376
		2,835,626

Retail REITs – (9.19%)
Federal Realty Investment Trust	4,150	323,409
Regency Centers Corp.	23,600	996,864
Simon Property Group, Inc.	6,292	625,991
Taubman Centers, Inc.	7,460	376,581
		2,322,845

Specialized REITs – (9.52%)
Cogdell Spencer, Inc.	69,583	403,581
Entertainment Properties Trust	16,000	740,000
LaSalle Hotel Properties	16,400	432,960
Ventas, Inc.	15,820	830,234
		2,406,775
		15,712,723

Real Estate Management & Development – (10.50%)
Real Estate Operating Companies – (9.36%)
Brookdale Senior Living Inc. *	21,900	468,879
Forest City Enterprises, Inc., Class A *	113,680	1,897,319
		2,366,198

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2010

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
Real Estate Services – (1.14%)
CB Richard Ellis Group, Inc., Class A *	14,000	$286,720
		2,652,918
		18,365,641
	Total Financials	18,365,641
INDUSTRIALS – (3.44%)
Transportation – (3.44%)
Alexander & Baldwin, Inc.	21,700	868,651
	Total Industrials	868,651
TELECOMMUNICATION SERVICES – (8.33%)
American Tower Corp., Class A *	12,300	635,172
Crown Castle International Corp. *	17,350	760,450
SBA Communications Corp., Class A *	17,300	708,435
	Total Telecommunication Services	2,104,057

TOTAL COMMON STOCK – (Identified cost $17,692,295)		21,497,949

PREFERRED STOCK – (7.86%)
FINANCIALS – (7.86%)
Real Estate – (7.86%)
Real Estate Investment Trusts (REITs) – (7.86%)
Industrial REITs – (1.13%)
AMB Property Corp., 6.75%, Series M	11,900	285,243
Office REITs – (5.95%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	33,272	823,482
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	5,700	181,510
SL Green Realty Corp., 7.625%, Series C	19,930	499,495
		1,504,487

Retail REITs – (0.78%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	195,843
	Total Financials	1,985,573

TOTAL PREFERRED STOCK – (Identified cost $940,569)		1,985,573

CONVERTIBLE BONDS – (2.68%)
FINANCIALS – (2.68%)
Real Estate – (2.68%)
Real Estate Investment Trusts (REITs) – (2.23%)
Office REITs – (2.23%)
Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	$461,820
SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	104,000	102,180
		564,000

Real Estate Management & Development – (0.45%)
Real Estate Operating Companies – (0.45%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	114,100
	Total Financials	678,100

TOTAL CONVERTIBLE BONDS – (Identified cost $526,554)		678,100

8

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2010

	Principal	Value (Note 1)
SHORT TERM INVESTMENTS – (4.19%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.25%, 01/03/11, dated 12/31/10, repurchase value of $203,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.104%-6.50%, 06/01/25-12/01/40, total market value $207,060)	$203,000	$203,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.16%, 01/03/11, dated 12/31/10, repurchase value of $245,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 12/01/25-01/01/41, total market value $249,900)	245,000	245,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.24%, 01/03/11, dated 12/31/10, repurchase value of $612,012 (collateralized by: U.S. Government agency obligations in a pooled cash account, 3.125%-7.50%, 01/31/12-05/15/37, total market value $624,240)	612,000	612,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,060,000)	1,060,000

	Total Investments – (99.81%) – (Identified cost $20,219,418) – (b)	25,221,622
	Other Assets Less Liabilities – (0.19%)	47,664
	Net Assets – (100.00%)	$25,269,286

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $564,000 or 2.23% of the Fund's net assets as of December 31, 2010.

(b)	Aggregate cost for federal income tax purposes is $21,614,504 At December 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$4,821,698
	Unrealized depreciation	(1,214,580)
	Net unrealized appreciation	$3,607,118

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2010

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$25,221,622
Cash	3,922
Receivables:
Capital stock sold	15,397
Dividends and interest	118,423
Prepaid expenses	466
Total assets	25,359,830

LIABILITIES:
Payables:
Capital stock redeemed	51,460
Accrued audit fees	12,100
Accrued management fee	13,924
Other accrued expenses	13,060
Total liabilities	90,544

NET ASSETS	$25,269,286

SHARES OUTSTANDING	2,908,309

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$8.69

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$2,908

Additional paid-in capital	35,769,746

Overdistributed net investment income	(1,276)

Accumulated net realized losses from investments	(15,503,918)

Net unrealized appreciation on investments and foreign currency transactions	5,001,826
Net Assets	$25,269,286

*Including:
Cost of Investments	$20,219,418

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2010

INVESTMENT INCOME:
Income:
Dividends*	$559,207
Interest	33,745
Total income	592,952

Expenses:
Management fees (Note 3)	$ 136,388
Custodian fees	18,305
Transfer agent fees	5,651
Audit fees	18,000
Legal fees	720
Accounting fees (Note 3)	2,004
Reports to shareholders	5,800
Directors’ fees and expenses	8,410
Registration and filing fees	15
Miscellaneous	6,761
Total expenses	202,054
Expenses paid indirectly (Note 4)	(2)
Net expenses	202,052
Net investment income	390,900

REALIZED & UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from investment transactions	167,089
Net increase in unrealized appreciation	3,843,814
Net realized and unrealized gain on investments and foreign currency transactions	4,010,903
Net increase in net assets resulting from operations	$4,401,803

*Net of foreign taxes withheld as follows	$395

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2010	2009

OPERATIONS:
Net investment income	$390,900	$523,044

Net realized gain (loss) from investments and foreign currency transactions	167,089	(12,772,190)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,843,814	17,711,950
Net increase in net assets resulting from operations	4,401,803	5,462,804

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(470,072)	(513,936)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(2,228,798)	(713,924)
Total increase in net assets	1,702,933	4,234,944

NET ASSETS:
Beginning of year	23,566,353	19,331,409
End of year*	$25,269,286	$23,566,353

*Including undistributed (overdistributed) net investment income of	$(1,276)	$7,288

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund.  The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$159,600	$–	$–	$159,600
Financials	20,169,704	181,510	–	20,351,214
Industrials	868,651	–	–	868,651
Telecommunication services	2,104,057	–	–	2,104,057
Convertible debt securities	–	678,100	–	678,100
Short-term securities	–	1,060,000	–	1,060,000
Total	$23,302,012	$1,919,610	$–	$25,221,622

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2010, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007. The Fund has available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2016	$2,447,000
12/31/2017	11,662,000
Total	$14,109,000

Utilized in 2010	$138,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending December 31, 2011.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2010, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $70,608 and a corresponding decrease in paid in capital. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	2010	2009
Ordinary income	$470,072	$513,936

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$–
Accumulated net realized losses from investments and
foreign currency transactions	(14,108,832)
Net unrealized appreciation (depreciation) on investments	3,606,740
Total	$(10,502,092)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

15

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2010 were $9,875,366 and $10,533,846, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the year ended December 31, 2010 amounted to $2,004.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $2 during the year ended December 31, 2010.

NOTE 5 - CAPITAL STOCK

At December 31, 2010, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended		Year ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	352,772	$2,867,737	708,612	$4,050,873
Shares issued in reinvestment of distributions	58,913	470,072	102,105	513,936
	411,685	3,337,809	810,717	4,564,809
Shares redeemed	(690,084)	(5,566,607)	(956,040)	(5,278,733)
Net decrease	(278,399)	$(2,228,798)	(145,323)	$(713,924)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the year ended December 31, 2010.

16

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.40	$5.80	$11.45	$20.43	$17.33

Income (Loss) from Investment Operations:
Net Investment Income	0.13	0.16	0.19	0.42	0.34
Net Realized and Unrealized Gains (Losses)	1.31	1.60	(5.50)	(3.40)	5.58
Total from Investment Operations	1.44	1.76	(5.31)	(2.98)	5.92

Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.16)	(0.22)	(0.64)	(0.60)
Distributions from Realized Gains	–	–	(0.11)	(5.36)	(2.22)
Return of Capital	–	–	(0.01)	–	–
Total Dividends and Distributions	(0.15)	(0.16)	(0.34)	(6.00)	(2.82)
Net Asset Value, End of Period	$8.69	$7.40	$5.80	$11.45	$20.43

Total Returna	19.70%	31.73%	(46.91)%	(15.48)%	34.37%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$25,269	$23,566	$19,331	$49,548	$89,738
Ratio of Expenses to Average Net Assets:
Gross	0.81%	0.98%	0.98%	0.88%	0.86%
Netb	0.81%	0.98%	0.98%	0.87%	0.86%
Ratio of Net Investment Income to Average Net Assets	1.58%	2.81%	1.84%	1.92%	1.63%
Portfolio Turnover Ratec	43%	70%	41%	49%	38%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 9, 2011

18

DAVIS REAL ESTATE PORTFOLIO	Fund Information

Federal Income Tax Information (Unaudited)

During the calendar year ended December 31, 2010, $32,799 or 7% of dividends paid by the Fund constituted income qualifying for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Matters Submitted to a Vote of Shareholders (Unaudited)

A special meeting of shareholders was held on November 18, 2010.  The number of votes necessary to conduct the meeting and approve the proposal was obtained.  The results of the votes of shareholders are listed below.

PROPOSAL Election of Directors	For	Withheld

Marc Blum	23,958,514	1,628,294

Christopher Davis	24,332,566	1,254,242

Andrew Davis	24,164,567	1,422,241

John Gates Jr.	24,319,928	1,266,880

Thomas Gayner	24,332,566	1,254,242

G. Bernard Hamilton	24,038,919	1,547,889

Samuel Iapalucci	24,164,567	1,422,241

Robert Morgenthau	24,240,888	1,345,920

Christian Sonne	24,026,281	1,560,527

Marsha Williams	24,268,899	1,317,909

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director (Retired 12/31/10)	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

22

ITEM 2.  CODE OF ETHICS
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2010 and December 31, 2009 were $56,400 and $56,400, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2010 and December 31, 2009 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2010 and December 31, 2009 were $18,426 and $19,650, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2010 and December 31, 2009 were $0 and $0, respectively.

  (e)(1)  Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of
Rule 2-01 of Regulation S-X.

  (f)   Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2010 and December 31, 2009.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  February 25, 2011

By           /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date:  February 25, 2011